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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston,
Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 5 of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund for the year ended March 31, 2005. These7 series have a 3/31 fiscal year end.

Date of reporting period: 3/31/2005

Item 1 - Reports to Stockholders.

Evergreen California Municipal Bond Fund

Evergreen

CALIFORNIA MUNICIPAL BOND FUND

Annual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen California Municipal Bond Fund, which covers the twelve-month period ended March 31, 2005.

The past year has provided a variety of challenges and opportunities for those invested in the municipal bond market. In anticipation of this environment, our municipal bond portfolio management teams attempted to prepare for a market contending with moderating economic growth and a less accommodative Federal Reserve (“Fed”). The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interested rates

1

LETTER TO SHAREHOLDERS continued

had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations last spring, the market’s inflation fears accelerated, and yields headed higher in anticipation of tighter Fed policy.

The Federal Reserve finally began the “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Market interest rates, though, still remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February that it was a “conundrum” that long-term yields remained low.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve, at times, presented opportunities to increase yield without dramatically lengthening maturities or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of

2

LETTER TO SHAREHOLDERS continued

many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site,

EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Michael Pietronico

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

Nasdaq symbol	EOCAX	EOCBX	EOCCX	EOCIX

Average annual return*

1-year with sales charge	-3.75%	-4.48%	-0.59%	N/A

1-year w/o sales charge	1.09%	0.38%	0.38%	1.39%

5-year	4.89%	5.24%	5.57%	6.08%

Since portfolio inception	4.91%	5.33%	5.33%	5.65%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of Select shares of the fund’s predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen California Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.09% for the twelve-month period ended March 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) returned 0.26% .

The fund seeks maximum after-tax total return for California residents, consistent with a prudent level of credit risk.

The fund performed well during the fiscal year ended March 31, 2005, outdistancing its benchmark, the LB5YMBI. The principal factor was our positioning of fund assets in anticipation of a flattening of the yield curve. The yield spreads or the differences in yields between two- and ten-year municipal securities narrowed significantly during the year. This was the flattening of the yield curve. In anticipation of this, we overweighted investments of securities with maturities in the 12-to-15 year range, and underweighted those with maturities of five years or less. These shorter-duration securities were the worst-performing part of the municipal bond market as their yields rose, while longer-duration bonds had relatively stable yields.

Over the year, we kept the portfolio’s average credit quality high, at AAA, and focused on bonds with good call protection. As rates rose for shorter-maturities securities, we anticipated that bonds would rally as the economic growth rate began to slow. Duration — which is a measure of price sensitivity to changes in interest rates — was about 6.33 years on March 31, 2005.

While our yield curve strategy was primarily responsible for our strong results, our emphasis on high credit quality detracted from performance. Lower-quality bonds tended to outperform higher-quality bonds during the period. During the period, for example, we avoided bonds backed by revenues from tobacco liability suit settlements. We thought these securities were too volatile. However, they performed well.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$997.58	$4.88
Class B	$ 1,000.00	$994.10	$8.40
Class C	$ 1,000.00	$994.10	$8.40
Class I	$ 1,000.00	$999.08	$3.44
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.04	$4.94
Class B	$ 1,000.00	$ 1,016.50	$8.50
Class C	$ 1,000.00	$ 1,016.50	$8.50
Class I	$ 1,000.00	$ 1,021.49	$3.48

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended
				December 31,
CLASS A	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income	0.32	0.28	0.07	0.05
Net realized and unrealized gains or losses on securities	(0.20)	0.29	(0.03)	0.13

Total from investment operations	0.12	0.57	0.04	0.18

Distributions to shareholders from
Net investment income	(0.32)	(0.28)	(0.07)	(0.05)
Net realized gains	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.43)	(0.38)	(0.07)	(0.05)

Net asset value, end of period	$11.02	$11.33	$11.14	$11.17

Total return[3]	1.09%	5.26%	0.33%	1.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,411	$8,368	$1,628	$1,266
Ratios to average net assets
Expenses[4]	0.98%	1.03%	0.93%[5]	0.68%[5]
Net investment income	2.92%	2.53%	2.33%[5]	1.95%[5]
Portfolio turnover rate	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended
				December 31,
CLASS B	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on securities	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.02	$11.33	$11.14	$11.17

Total return[3]	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,141	$ 831	$ 65	$ 142
Ratios to average net assets
Expenses[4]	1.69%	1.74%	1.68%[5]	1.55%[5]
Net investment income	2.22%	1.91%	1.68%[5]	2.20%[5]
Portfolio turnover rate	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended
				December 31,
CLASS C	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.33	$11.14	$11.17	$11.04

Income from investment operations
Net investment income	0.25	0.21	0.05	0.04
Net realized and unrealized gains or losses on securities	(0.21)	0.28	(0.03)	0.13

Total from investment operations	0.04	0.49	0.02	0.17

Distributions to shareholders from
Net investment income	(0.24)	(0.20)	(0.05)	(0.04)
Net realized gains	(0.11)	(0.10)	0	0

Total distributions to shareholders	(0.35)	(0.30)	(0.05)	(0.04)

Net asset value, end of period	$11.02	$11.33	$11.14	$11.17

Total return[3]	0.38%	4.52%	0.15%	1.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,049	$4,326	$1,349	$ 924
Ratios to average net assets
Expenses[4]	1.69%	1.74%	1.69%[5]	1.54%[5]
Net investment income	2.21%	1.86%	1.66%[5]	2.16%[5]
Portfolio turnover rate	68%	134%	31%	126%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended December 31,

CLASS I	2005	2004	2003[1]	2002[2]	2001[2]	2000[2]

Net asset value, beginning of period	$ 11.33	$11.14	$ 11.17	$ 10.60	$10.61	$ 10.06

Income from investment operations
Net investment income	0.36	0.32	0.07	0.37	0.37	0.44
Net realized and unrealized gains or losses on securities	(0.20)	0.29	(0.03)	0.64	0.24	0.56

Total from investment operations	0.16	0.61	0.04	1.01	0.61	1.00

Distributions to shareholders from
Net investment income	(0.36)	(0.32)	(0.07)	(0.37)	(0.37)	(0.45)
Net realized gains	(0.11)	(0.10)	0	(0.07)	(0.25)	0

Total distributions to shareholders	(0.47)	(0.42)	(0.07)	(0.44)	(0.62)	(0.45)

Net asset value, end of period	$ 11.02	$11.33	$ 11.14	$ 11.17	$10.60	$ 10.61

Total return	1.39%	5.57%	0.40%	9.70%	5.87%	10.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$41,798	$42,162	$38,627	$35,755	$19,785	$15,862
Ratios to average net assets
Expenses[3]	0.69%	0.74%	0.70%[4]	0.51%	0.50%	0.50%
Net investment income	3.20%	2.84%	2.69%[4]	3.39%	3.40%	4.31%
Portfolio turnover rate	68%	134%	31%	126%	203%	183%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT California Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the period prior to November 11, 2002 are those of OFFIT Fund Select shares.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.0%
EDUCATION 3.4%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016,
(Insd. by AMBAC)	$ 1,000,000	$1,109,760
University of California RRB, Ser. B, 5.25%, 05/15/2015, (Insd. by AMBAC)	700,000	762,671

		1,872,431

GENERAL OBLIGATION - LOCAL 50.7%
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	750,000	756,135
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA) #	350,000	378,445
Chaffey, CA Cmnty. College Dist. GO, Ser. A, 5.25%, 07/01/2014, (Insd. by FSA)	835,000	911,277
East Bay, CA Muni. Util. Dist. GO, 5.00%, 04/01/2017, (Insd. by AMBAC)	1,000,000	1,057,360
East Bay, CA Regl. Park Dist. GO, 5.00%, 09/01/2016	2,500,000	2,623,825
Grossmont, CA Unified Sch. Dist. RRB, Election of 2004 Proj., 5.00%,
08/01/2015	250,000	268,473
La Mesa-Spring Valley, CA Sch. Dist. GO, Ser. C, 5.00%, 08/01/2016,
(Insd. by FGIC)	700,000	756,889
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019,
(Insd. by FGIC)	350,000	353,707
Los Angeles, CA Cmnty. College Dist. GO, Ser. B:
5.00%, 08/01/2016, (Insd. by FSA)	1,000,000	1,067,300
5.00%, 08/01/2018, (Insd. by FSA)	800,000	846,320
Los Angeles, CA GO:
Ser. A:
5.00%, 09/01/2014, (Insd. by MBIA)	2,000,000	2,163,500
5.00%, 09/01/2018, (Insd. by MBIA)	1,500,000	1,584,180
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	2,000,000	2,133,440
Newark, CA Unified Sch. Dist. GO, 4.00%, 08/01/2019, (Insd. by MBIA)	400,000	388,076
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016,
(Insd. by MBIA) #	500,000	540,635
Perris, CA Unified High Sch. Dist. GO, Ser. A, 5.00%, 09/01/2018, (Insd. by FGIC)	860,000	919,030
Piedmont, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by MBIA)	260,000	249,319
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,000,000	1,069,160
San Diego, CA Unified Sch. Dist. GO:
Election of 1998 Proj., Ser. E, 5.25%, 07/01/2017, (Insd. by FSA)	1,500,000	1,651,380
Ser. C, 5.00%, 07/01/2016, (Insd. by FSA)	1,000,000	1,089,560
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	1,500,000	1,590,090
Ser. C:
5.00%, 09/01/2014	685,000	746,540
5.25%, 09/01/2016, (Insd. by AMBAC)	500,000	547,390
San Mateo, CA Union High Sch. Dist. GO, Election of 2000 Proj., Ser. A, 5.375%,
09/01/2017, (Insd. by FGIC)	500,000	557,400
San Rafael, CA City High Sch. GO, Election of 2002 Proj., Ser. B, 5.00%,
08/01/2016, (Insd. by FGIC)	910,000	971,243
Santa Rosa, CA High Sch. Dist. RB, 5.00%, 08/01/2019	730,000	772,165
Southwestern CA Cmnty. College Dist. GO, Election of 2000 Proj., 5.00%,
08/01/2018, (Insd. by FGIC)	1,000,000	1,064,370

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Ventura Cnty., CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2018,
(Insd. by MBIA)	$700,000	$739,501
Windsor, CA Unified Sch. Dist. GO, 4.00%, 08/01/2020, (Insd. by FSA)	320,000	308,240

		28,104,950

GENERAL OBLIGATION - STATE 9.4%
California Econ. Recovery GO, Ser. A:
5.00%, 07/01/2016	1,900,000	2,007,084
5.25%, 07/01/2014, (Insd. by FGIC)	1,000,000	1,106,380
California GO:
5.00%, 03/01/2017	600,000	636,582
5.25%, 02/01/2020	1,400,000	1,484,574

		5,234,620

PORT AUTHORITY 2.5%
Long Beach, CA Harbor RB:
5.75%, 05/15/2007, (Insd. by MBIA)	100,000	102,364
Ser. A, 5.75%, 05/15/2013	400,000	436,580
Long Beach, CA Harbor RRB:
Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	500,823
Ser. B, 5.00%, 05/15/2018, (Insd. by FGIC)	315,000	334,902

		1,374,669

PRE-REFUNDED 1.0%
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. Spl. Obl. RB, Ser. A, 4.75%,
10/01/2011	500,000	535,025

RESOURCE RECOVERY 1.0%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A:
5.25%, 12/01/2012	275,000	299,915
6.00%, 12/01/2015	250,000	282,737

		582,652

SALES TAX 3.4%
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019,
(Insd. by MBIA)	250,000	264,378
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RB, 5.25%, 07/01/2017	1,500,000	1,597,110

		1,861,488

TRANSPORTATION 2.8%
California Infrastructure & Bank EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%,
07/01/2018, (Insd. by FSA)	1,435,000	1,557,893

UTILITY 2.1%
Los Angeles, CA Wtr. & Pwr. RRB:
Ser. A-1, 5.25%, 07/01/2015	400,000	431,052
Ser. A-2, 5.00%, 07/01/2016	700,000	746,704

		1,177,756

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 20.7%
California Dept. of Wtr. Resources RRB:
Central Valley Proj., Ser. Z, 5.00%, 12/01/2016, (Insd. by FGIC)	$ 1,700,000	$1,804,975
Wtr. Sys. Proj., Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	1,000,000	1,085,470
Contra Costa, CA Wtr. Dist. RRB:
Ser. L, 5.00%, 10/01/2019, (Insd. by FSA)	375,000	393,180
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	1,500,000	1,602,735
East Bay, CA Muni. Util. Wtr. Sys. RRB:
5.00%, 06/01/2018, (Insd. by FSA)	345,000	364,793
5.25%, 06/01/2014, (Insd. by MBIA)	400,000	432,900
5.25%, 06/01/2018, (Insd. by MBIA)	250,000	268,975
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%,
10/01/2017, (Insd. by FSA)	3,000,000	3,187,710
Los Angeles, CA Dept. of Wtr. & Pwr. Wtrwrks. RB, Ser. C, 5.25%, 07/01/2018,
(Insd. by MBIA)	1,000,000	1,079,730
Metropolitan Wtr. Dist. Southern CA Wtrwrks. RRB, Ser. A, 5.375%,
07/01/2013	200,000	218,782
Oakland, CA Wtr. & Swr. Auth. RB, Ser. A, 5.00%, 06/15/2017, (Insd. by FSA)	250,000	267,092
Santa Clara Valley, CA Wtr. Dist. COP, Ser. A, 5.00%, 02/01/2017,
(Insd. by FGIC)	700,000	740,936

		11,447,278

Total Municipal Obligations (cost $53,013,941)		53,748,762

	Shares	Value

SHORT-TERM INVESTMENTS 3.4%
MUTUAL FUND SHARES 3.4%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $1,865,322)	1,865,322	1,865,322

Total Investments (cost $54,879,263) 100.4%		55,614,084
Other Assets and Liabilities (0.4%)		(215,034)

Net Assets 100.0%		$55,399,050

#	When-issued or delayed delivery securities
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005

The following table shows the percent of total investments by geographic location as of March 31, 2005:
California	95.6%
Puerto Rico	1.0%
Non-State Specific	3.4%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
March 31, 2005 (unaudited):
AAA	81.7%
AA	14.4%
A	3.9%

100.0%

The following table shows the percent of total bonds by maturity as of March 31, 2005 (unaudited):
Less than 1 year	1.7%
1 to 3 year(s)	0.2%
5 to 10 years	13.5%
10 to 20 years	84.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Assets
Investments in securities, at value (cost $54,879,263)	$55,614,084
Receivable for securities sold	639,696
Receivable for Fund shares sold	195,512
Interest receivable	587,253
Prepaid expenses and other assets	36,282

Total assets	57,072,827

Liabilities
Dividends payable	96,081
Payable for securities purchased	1,556,459
Advisory fee payable	528
Distribution Plan expenses payable	67
Due to other related parties	363
Accrued expenses and other liabilities	20,279

Total liabilities	1,673,777

Net assets	$55,399,050

Net assets represented by
Paid-in capital	$54,584,318
Undistributed net investment income	101
Accumulated net realized gains on securities	79,810
Net unrealized gains on securities	734,821

Total net assets	$55,399,050

Net assets consists of
Class A	$8,410,830
Class B	1,141,079
Class C	4,048,784
Class I	41,798,357

Total net assets	$55,399,050

Shares outstanding
Class A	763,321
Class B	103,560
Class C	367,447
Class I	3,793,498

Net asset value per share
Class A	$11.02
Class A — Offering price (based on sales charge of 4.75%)	$11.57
Class B	$11.02
Class C	$11.02
Class I	$11.02

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

Investment income
Interest	$2,099,475

Expenses
Advisory fee	188,659
Distribution Plan expenses
Class A	23,031
Class B	10,109
Class C	36,722
Administrative services fee	53,819
Transfer agent fees	5,302
Trustees’ fees and expenses	3,391
Printing and postage expenses	23,614
Custodian and accounting fees	18,188
Registration and filing fees	57,142
Professional fees	18,705
Other	2,953

Total expenses	441,635
Less: Expense reductions	(285)
Expense reimbursements	(612)

Net expenses	440,738

Net investment income	1,658,737

Net realized and unrealized gains or losses on securities
Net realized gains on securities	254,853
Net change in unrealized gains or losses on securities	(1,359,054)

Net realized and unrealized gains or losses on securities	(1,104,201)

Net increase in net assets resulting from operations	$554,536

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2005		2004

Operations
Net investment income		$1,658,737		$1,374,816
Net realized gains on securities		254,853		402,332
Net change in unrealized gains or losses
on securities		(1,359,054)		817,784

Net increase in net assets resulting from
operations		554,536		2,594,932

Distributions to shareholders from
Net investment income
Class A		(222,598)		(125,412)
Class B		(22,230)		(10,213)
Class C		(80,853)		(57,887)
Class I		(1,326,928)		(1,180,312)
Net realized gains
Class A		(72,922)		(19,831)
Class B		(9,524)		(1,666)
Class C		(34,911)		(15,245)
Class I		(383,553)		(354,499)

Total distributions to shareholders		(2,153,519)		(1,765,065)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	232,650	2,604,328	689,097	7,830,283
Class B	42,648	476,621	81,558	905,214
Class C	127,136	1,426,575	286,650	3,214,020
Class I	874,138	9,720,679	978,939	10,920,565

		14,228,203		22,870,082

Net asset value of shares issued in
reinvestment of distributions
Class A	6,907	77,048	6,848	76,550
Class B	1,422	15,849	620	6,957
Class C	4,584	51,137	2,706	30,311
Class I	78,238	871,906	90,712	1,013,802

		1,015,940		1,127,620

Payment for shares redeemed
Class A	(214,587)	(2,366,932)	(103,774)	(1,162,145)
Class B	(13,852)	(154,476)	(14,690)	(164,421)
Class C	(145,972)	(1,611,331)	(28,782)	(320,704)
Class I	(879,115)	(9,800,301)	(817,079)	(9,163,175)

		(13,933,040)		(10,810,445)

Net increase in net assets resulting from
capital share transactions		1,311,103		13,187,257

Total increase (decrease) in net assets		(287,880)		14,017,124
Net assets
Beginning of period		55,686,930		41,669,806

End of period		$55,399,050		$55,686,930

Undistributed (overdistributed) net
investment income		$101		$(6,027)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC reimbursed expenses in the amount of $11. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $601.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2005, EIS received $3,671 from the sale of Class A shares and $421 and $2,667 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $37,408,856 and $34,614,219, respectively, for the year ended March 31, 2005.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $54,879,263. The gross unrealized appreciation and depreciation on securities based on tax cost was $878,606 and $143,785, respectively, with a net unrealized appreciation of $734,821.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Undistributed
Ordinary	Exempt-Interest	Long-term	Unrealized
Income	Income	Capital Gain	Appreciation

$ 15,200	$101	$ 64,610	$ 734,821

Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2005	2004

Ordinary Income	$ 134,612	$ 267,323
Exempt-Interest Income	1,652,591	1,373,152
Long-term Capital Gain	366,316	124,590

20

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly

21

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Bond Fund, as of March 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 18, 2005

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $366,316 for the fiscal year ended March 31, 2005.

For the fiscal year ended March 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and California state income tax is 100%.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

569840 rv2 5/2005

Connecticut Municipal Bond Fund

Evergreen

CONNECTICUT MUNICIPAL BOND FUND

Annual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Connecticut Municipal Bond Fund, which covers the twelve-month period ended March 31, 2005.

The past year has provided a variety of challenges and opportunities for those invested in the municipal bond market. In anticipation of this environment, our municipal bond portfolio management teams attempted to prepare for a market contending with moderating economic growth and a less accommodative Federal Reserve (“Fed”). The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interested rates

1

LETTER TO SHAREHOLDERS continued

had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations last spring, the market’s inflation fears accelerated, and yields headed higher in anticipation of tighter Fed policy.

The Federal Reserve finally began the “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Market interest rates, though, still remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February that it was a “conundrum” that long-term yields remained low.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve, at times, presented opportunities to increase yield without dramatically lengthening maturities or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of

2

LETTER TO SHAREHOLDERS continued

many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/31/1981
	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

Nasdaq symbol	ECTAX	ECTBX	ECTCX	ECTYX

Average annual return*

1-year with sales charge	-3.92%	-4.66%	-0.77%	N/A

1-year w/o sales charge	0.90%	0.20%	0.20%	1.21%

5-year	4.36%	4.28%	5.03%	5.67%

10-year	4.34%	4.29%	4.74%	5.05%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Connecticut Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.90% for the twelve-month period ended March 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 2.67% ..

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax and Connecticut personal income taxes. In addition, the Fund seeks to preserve capital.

The key factors influencing the municipal bond market arose out of the Federal Reserve Board’s (“FED”) policy to raise short-term interest rates. Beginning last June, the Fed hiked the key fed funds rate (the interest rate that financial institutions charge each other for overnight loans of their monetary reserves) seven different times —each time by one-quarter of one percent. As a result, the fed funds rate rose from 1.00% to 2.75% . While short-term yields were rising, long-term rates remained relatively stable. As a consequence, the difference between short-term and long-term rates narrowed and the yield curve flattened. In general, yields on securities with maturities of 10 years or less tended to rise, while yields of 20-year bonds and longer tended to remain stable or even decline. As a result, longer-maturity municipal bonds tended to outperform short- and intermediate-term securities.

Throughout the year, we maintained our commitment to manage the fund for yield and price stability, rather than total return. We focused on investments in high-coupon, short-duration bonds that are defensive in nature. During periods of falling interest rates, these types of bonds will not appreciate as much in price as those purchased for total return. In a rising rate environment, which we experienced in the last part of the period, these defensive bonds should outperform. But, they did not outperform due to the flattening of the yield curve, as short-term rates were rising and long-term rates were either unchanged or lower. While we lagged the benchmark Lehman Brothers Municipal Bond Index, which measures total return, we achieved our objective of providing a high level of tax-exempt income and relative price stability.

At the end of the fiscal year, the fund’s duration—which is a measure of price sensitivity to interest-rate changes, was 4.3 years while the Lehman Brothers Municipal Bond Index had a duration of 5.3 years. The major credit rating services made no changes in the ratings for Connecticut general obligation bonds, which remained at AA by the Standard & Poor’s system. We held to our quality focus with an average credit rating of holdings at AA. The best performing parts of the municipal market, however, tended to be in the lower-rated securities, including industrial development revenue bonds and hospital bonds, of which the fund had only a 10% exposure. These securities were rarely available and generally did not meet the credit-quality standards of the fund.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,003.30	$ 4.89
Class B	$ 1,000.00	$ 999.80	$ 8.43
Class C	$ 1,000.00	$ 999.80	$ 8.43
Class I	$ 1,000.00	$ 1,004.80	$ 3.45
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.04	$ 4.94
Class B	$ 1,000.00	$ 1,016.50	$ 8.50
Class C	$ 1,000.00	$ 1,016.50	$ 8.50
Class I	$ 1,000.00	$ 1,021.49	$ 3.48

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.98% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Income from investment operations
Net investment income	0.25	0.24	0.26	0.27	0.27
Net realized and unrealized gains or losses on securities	(0.19)	0.04	0.29	(0.07)	0.30

Total from investment operations	0.06	0.28	0.55	0.20	0.57

Distributions to shareholders from
Net investment income	(0.25)	(0.24)	(0.26)	(0.27)	(0.27)

Net asset value, end of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Total return[1]	0.90%	4.39%	8.98%	3.21%	9.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,266	$6,327	$4,342	$2,907	$3,148
Ratios to average net assets
Expenses[2]	0.98%	1.10%	0.96%	0.87%	0.87%
Net investment income	3.84%	3.67%	4.03%	4.31%	4.40%
Portfolio turnover rate	19%	10%	9%	18%	33%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Income from investment operations
Net investment income	0.20	0.19	0.21	0.22	0.22
Net realized and unrealized gains or losses on securities	(0.19)	0.04	0.29	(0.07)	0.30

Total from investment operations	0.01	0.23	0.50	0.15	0.52

Distributions to shareholders from
Net investment income	(0.20)	(0.19)	(0.21)	(0.22)	(0.22)

Net asset value, end of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Total return[1]	0.20%	3.66%	8.17%	2.44%	8.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,418	$5,148	$4,480	$2,955	$1,788
Ratios to average net assets
Expenses[2]	1.69%	1.80%	1.71%	1.61%	1.62%
Net investment income	3.13%	2.96%	3.26%	3.52%	3.63%
Portfolio turnover rate	19%	10%	9%	18%	33%

[1] Excluding applicable sales charges
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$ 6.24

Income from investment operations
Net investment income	0.20	0.19	0.21	0
Net realized and unrealized gains or losses on securities	(0.19)	0.04	0.29	0

Total from investment operations	0.01	0.23	0.50	0

Distributions to shareholders from
Net investment income	(0.20)	(0.19)	(0.21)	0[2]

Net asset value, end of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24

Total return[3]	0.20%	3.66%	8.17%	0.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,685	$1,966	$2,345	$ 1
Ratios to average net assets
Expenses[4]	1.69%	1.80%	1.76%	1.61%[5]
Net investment income	3.13%	2.97%	3.13%	3.52%[5]
Portfolio turnover rate	19%	10%	9%	18%

[1] For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.
[2] Amount represents less than $0.005 per share.
[3] Excluding applicable sales charges
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 6.57	$ 6.53	$ 6.24	$ 6.31	$ 6.01

Income from investment operations
Net investment income	0.27	0.26	0.28	0.29	0.28
Net realized and unrealized gains or losses on securities	(0.19)	0.04	0.29	(0.07)	0.30

Total from investment operations	0.08	0.30	0.57	0.22	0.58

Distributions to shareholders from
Net investment income	(0.27)	(0.26)	(0.28)	(0.29)	(0.28)

Net asset value, end of period	$ 6.38	$ 6.57	$ 6.53	$ 6.24	$ 6.31

Total return	1.21%	4.70%	9.25%	3.47%	9.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,887	$68,275	$63,580	$57,954	$58,938
Ratios to average net assets
Expenses[2]	0.69%	0.80%	0.71%	0.61%	0.62%
Net investment income	4.12%	3.97%	4.28%	4.54%	4.64%
Portfolio turnover rate	19%	10%	9%	18%	33%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.7%
COMMUNITY DEVELOPMENT DISTRICT 1.9%
Connecticut Dev. Auth. RB, Mary Wade Home, Ser. A:
5.60%, 12/01/2007	$200,000	$209,752
5.70%, 12/01/2008	100,000	106,155
6.375%, 12/01/2018	1,000,000	1,078,960

		1,394,867

CONTINUING CARE RETIREMENT COMMUNITY 3.0%
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern CT Hlth. Network, Ser. A, 6.375%,
07/01/2016	2,000,000	2,244,080

EDUCATION 7.1%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Kent Sch. Corp., Ser. B, 5.50%, 07/01/2015	1,000,000	1,017,950
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	1,000,000	1,062,400
Westminster Sch., Ser. A, 5.50%, 07/01/2016	1,500,000	1,559,865
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,670,460

		5,310,675

ELECTRIC REVENUE 3.6%
Connecticut Dev. Auth. PCRB, Light & Pwr. Facs., 5.85%, 09/01/2028	1,000,000	1,060,020
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,500,000	1,636,860

		2,696,880

GENERAL OBLIGATION - LOCAL 10.4%
Bayonne, NJ GO, TAN, Ser. B, 5.00%, 11/15/2005	1,000,000	1,009,340
Bridgeport, CT GO, Ser. A, 5.25%, 09/15/2022	1,000,000	1,071,170
Cheshire, CT GO, 5.375%, 10/15/2013	660,000	724,053
Middletown, CT GO, 6.00%, 04/15/2007	1,000,000	1,062,870
Milford, CT GO, 5.20%, 01/15/2013	500,000	546,675
Montville, CT GO, 5.25%, 12/01/2008	300,000	323,553
New Haven, CT GO, Ser. C, 5.00%, 11/01/2019	1,000,000	1,053,430
Plainville, CT GO, 5.00%, 12/01/2017	500,000	530,365
Waterbury, CT GO:
6.00%, 02/01/2012	645,000	715,840
6.00%, 02/01/2013	680,000	754,685

		7,791,981

GENERAL OBLIGATION - STATE 9.1%
Commonwealth of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	205,000	220,748
6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,414,220
Connecticut GO:
Ser. A, 6.25%, 05/15/2006	2,000,000	2,078,700
Ser. E, 5.125%, 11/15/2015	1,000,000	1,072,050
Ser. F, 5.25%, 10/15/2021	1,000,000	1,081,940

		6,867,658

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 10.5%
Connecticut Dev. Auth. RB, Elim Park Baptist Home, Inc. Proj., 5.75%,
12/01/2023	$750,000	$775,305
Connecticut Hlth. & Edl. Facs. Auth. RB:
Children’s Med. Ctr., Ser. B, 5.00%, 07/01/2021	1,000,000	1,047,450
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	500,000	524,290
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	250,000	255,662
St. Francis Hosp. & Med. Ctr., Ser. D, 5.375%, 07/01/2013	1,000,000	1,086,650
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,046,750
Veteran’s Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	1,000,000	1,048,270
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	1,000,000	1,049,540
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	1,000,000	1,096,600

		7,930,517

HOUSING 9.3%
Connecticut HFA RB:
Group Home Mtge., Ser. 5, 5.70%, 06/15/2020, (Insd. by AMBAC)	315,000	338,820
Mtge. Fin. Program:
Ser. D-1, 5.75%, 11/15/2017	550,000	585,646
Ser. E-2, 4.75%, 11/15/2018	2,000,000	2,041,080
Ser. F-1, 5.05%, 11/15/2021	1,000,000	1,027,180
Ser. G, 6.00%, 11/15/2027	425,000	437,053
Ser. G-2, 4.55%, 11/15/2018	500,000	504,145
Spl. Needs Mtge., Ser. 2, 5.25%, 06/15/2022	2,000,000	2,090,660

		7,024,584

INDUSTRIAL DEVELOPMENT REVENUE 1.3%
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	1,000,000	1,010,110

MISCELLANEOUS REVENUE 0.3%
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 5.25%, 10/01/2021	250,000	263,575

PRE-REFUNDED 11.0%
Connecticut GO:
Ser. A:
6.00%, 04/15/2013	3,000,000	3,393,210
6.25%, 05/15/2006	20,000	20,811
Ser. D, 5.125%, 11/15/2017	2,000,000	2,158,640
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	1,275,000	1,334,568
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%,
08/15/2013	1,000,000	1,147,170
Stamford, CT GO, 5.00%, 07/15/2017	200,000	212,204

		8,266,603

RESOURCE RECOVERY 2.7%
Connecticut Resource Recovery Auth. RB, American Fuel Co., Ser. A-1, 5.50%,
11/15/2015	1,000,000	1,024,500
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj.,
Ser. A, 5.50%, 01/01/2014	1,000,000	1,010,200

		2,034,700

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 14.9%
Connecticut Dev. Auth. Spl. Obl. RRB:
Ser. A, 5.00%, 10/15/2021, (Insd. by MBIA)	$530,000	$557,078
Ser. C, 5.125%, 05/01/2015	375,000	407,891
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A:
5.00%, 07/01/2023	500,000	525,770
6.00%, 06/01/2006, (Insd. by FGIC)	1,000,000	1,037,790
Ser. B, 6.50%, 10/01/2010	3,905,000	4,492,820
Ser. C, 6.00%, 10/01/2008, (Insd. by MBIA)	3,800,000	4,164,192

		11,185,541

STUDENT LOAN 0.8%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%,
11/15/2008	625,000	633,712

TOBACCO REVENUE 0.6%
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.375%, 05/15/2033	470,000	471,208

TRANSPORTATION 5.9%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. J, 5.00%,
07/01/2019	2,000,000	2,132,520
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,273,780

		4,406,300

WATER & SEWER 4.3%
Commonwealth of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008,
(Insd. by MBIA)	1,000,000	1,067,590
South Central Connecticut Regl. Wtr. Auth. RB:
5.00%, 08/01/2024	1,000,000	1,047,020
5.25%, 08/01/2014	1,000,000	1,090,590

		3,205,200

Total Municipal Obligations (cost $69,031,249)		72,738,191

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $1,317,463)	1,317,463	1,317,463

Total Investments (cost $70,348,712) 98.4%		74,055,654
Other Assets and Liabilities 1.6%		1,199,983

Net Assets 100.0%		$75,255,637

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of March 31, 2005:

Connecticut	81.4%
Puerto Rico	10.7%
South Carolina	3.0%
New Mexico	1.4%
New Jersey	1.3%
U.S. Virgin Islands	0.4%
Non-state specific	1.8%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2005 (unaudited):

AAA	49.9%
AA	31.1%
A	7.0%
BBB	9.2%
NR	2.8%

100.0%

The following table shows the percent of total bonds by maturity as of March 31, 2005 (unaudited):

Less than 1 year	4.5%
1 to 3 year(s)	7.8%
3 to 5 years	10.2%
5 to 10 years	32.2%
10 to 20 years	42.7%
20 to 30 years	2.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Assets
Investments in securities, at value (cost $70,348,712)	$74,055,654
Receivable for Fund shares sold	209,987
Interest receivable	1,235,268
Prepaid expenses and other assets	20,626

Total assets	75,521,535

Liabilities
Dividends payable	229,105
Payable for Fund shares redeemed	20,776
Advisory fee payable	861
Distribution Plan expenses payable	103
Due to other related parties	839
Accrued expenses and other liabilities	14,214

Total liabilities	265,898

Net assets	$75,255,637

Net assets represented by
Paid-in capital	$73,773,827
Overdistributed net investment income	(36,651)
Accumulated net realized losses on securities	(2,188,481)
Net unrealized gains on securities	3,706,942

Total net assets	$75,255,637

Net assets consists of
Class A	$7,266,487
Class B	4,418,056
Class C	1,684,585
Class I	61,886,509

Total net assets	$75,255,637

Shares outstanding
Class A	1,138,623
Class B	692,279
Class C	263,944
Class I	9,696,982

Net asset value per share
Class A	$6.38
Class A — Offering price (based on sales charge of 4.75%)	$6.70
Class B	$6.38
Class C	$6.38
Class I	$6.38

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

Investment income
Interest	$3,723,295

Expenses
Advisory fee	325,051
Distribution Plan expenses
Class A	19,487
Class B	46,992
Class C	17,261
Administrative services fee	77,276
Transfer agent fees	10,107
Trustees’ fees and expenses	1,147
Printing and postage expenses	21,730
Custodian and accounting fees	23,212
Registration and filing fees	47,003
Professional fees	23,181
Other	2,665

Total expenses	615,112
Less: Expense reductions	(428)
Expense reimbursements	(551)

Net expenses	614,133

Net investment income	3,109,162

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(10,577)
Net change in unrealized gains or losses on securities	(2,258,454)

Net realized and unrealized gains or losses on securities	(2,269,031)

Net increase in net assets resulting from operations	$840,131

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2005		2004

Operations
Net investment income		$3,109,162		$3,021,859
Net realized losses on securities		(10,577)		(3,974)
Net change in unrealized gains or losses
on securities		(2,258,454)		434,856

Net increase in net assets resulting from
operations		840,131		3,452,741

Distributions to shareholders from
Net investment income
Class A		(249,216)		(213,586)
Class B		(147,379)		(149,421)
Class C		(54,193)		(74,830)
Class I		(2,666,481)		(2,594,344)

Total distributions to shareholders		(3,117,269)		(3,032,181)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	378,982	2,446,139	581,287	3,809,398
Class B	31,410	201,017	147,355	970,877
Class C	85,448	549,878	170,443	1,119,433
Class I	1,548,305	9,957,544	1,691,902	11,084,623

		13,154,578		16,984,331

Net asset value of shares issued in
reinvestment of distributions
Class A	25,622	164,764	21,482	140,281
Class B	15,072	96,922	14,483	94,615
Class C	6,096	39,187	7,348	47,991
Class I	1,711	11,003	1,713	11,184

		311,876		294,071

Automatic conversion of Class B shares
to Class A shares
Class A	1,915	12,277	0	0
Class B	(1,915)	(12,277)	0	0

		0		0

Payment for shares redeemed
Class A	(231,454)	(1,489,185)	(304,380)	(1,978,451)
Class B	(136,287)	(872,115)	(64,262)	(420,629)
Class C	(127,049)	(817,346)	(237,577)	(1,547,155)
Class I	(2,250,623)	(14,471,222)	(1,036,653)	(6,782,977)

		(17,649,868)		(10,729,212)

Net increase (decrease) in net assets
resulting from capital share transactions		(4,183,414)		6,549,190

Total increase (decrease) in net assets		(6,460,552)		6,969,750
Net assets
Beginning of period		81,716,189		74,746,439

End of period		$75,255,637		$81,716,189

Overdistributed net investment income		$(36,651)		$(28,544)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

18

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC reimbursed expenses in the amount of $15. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $536.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2005, EIS received $2,918 from the sale of Class A shares and $8,028 and $1,504 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $14,174,888 and $20,567,408, respectively, for the year ended March 31, 2005.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $70,348,712. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,732,495 and $25,553, respectively, with a net appreciation of $3,706,942.

As of March 31, 2005, the Fund had $2,188,481 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2012	2013

$ 310,076	$ 1,831,312	$ 36,516	$ 10,577

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 36,651	$ 3,706,942	$2,188,481

20

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2005	2004

Ordinary Income	$7,246	$7,035
Exempt-Interest Income	3,110,023	3,025,146

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

21

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Connecticut Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Connecticut Municipal Bond Fund, as of March 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 18, 2005

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.77% ..

24

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566392 rv2 5/2005

Evergreen New Jersey Municipal Bond Fund

Evergreen

NEW JERSEY MUNICIPAL BOND FUND

Annual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New Jersey Municipal Bond Fund, which covers the twelve-month period ended March 31, 2005.

The past year has provided a variety of challenges and opportunities for those invested in the municipal bond market. In anticipation of this environment, our municipal bond portfolio management teams attempted to prepare for a market contending with moderating economic growth and a less accommodative Federal Reserve (“Fed”). The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interested rates

1

LETTER TO SHAREHOLDERS continued

had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations last spring, the market’s inflation fears accelerated, and yields headed higher in anticipation of tighter Fed policy.

The Federal Reserve finally began the “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Market interest rates, though, still remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February that it was a “conundrum” that long-term yields remained low.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve, at times, presented opportunities to increase yield without dramatically lengthening maturities or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of

2

LETTER TO SHAREHOLDERS continued

many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Keith D. Lowe, CFA

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

Nasdaq symbol	ENJAX	ENJBX	ENJCX	ENJYX

Average annual return*

1-year with sales charge	-3.64%	-4.42%	-0.53%	N/A

1-year w/o sales charge	1.15%	0.44%	0.44%	1.45%

5-year	4.22%	4.05%	4.76%	5.43%

10-year	4.64%	4.34%	4.91%	5.28%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New Jersey Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.15% for the twelve-month period ended March 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 2.67% ..

The fund seeks the highest possible current income exempt from federal income tax, other than the alternative minimum tax and New Jersey state income taxes while preserving capital.

Yields of short- and intermediate-term securities tended to rise during the period in response to the actions of the Federal Reserve Board, but long-term yields remained relatively stable. As a result, long-maturity bonds performed substantially better than short- and intermediate-term maturities. In New Jersey, state officials struggled with continuing fiscal problems caused by a large budget deficit, but the national credit rating services left unchanged the ratings for the state’s general obligation bonds. Standard & Poor’s, for example, held the rating at AA-.

Our objective remained to seek high yield and price stability, and not to focus primarily on total return. With higher-coupon, shorter-call securities, we pursued a bar-belled yield curve strategy and emphasized both very-short and longer-term maturities. However, we did not extend our holdings to bonds with maturities longer than 20 years. We also kept a relatively short duration, which is a measure of price sensitivity to changes in interest rates. Typically, the fund’s duration was between 4.1 years and 4.50 years during the period. Average credit quality of the portfolio remained high at AA at 3/31/05.

Our focus on yield-oriented securities helped performance as the fund’s relative ranking by yield improved substantially during the period. In addition, our position in securities with maturities of 15-to-18 years contributed to results, as did our strategy of finding short-term substitute investments such as weekly variable rate securities. They added more yield to the dividend than would cash-equivalent securities.

Holding back results on a total return basis, however, was our lack of exposure to bonds with maturities longer than 20 years. These were the best-performing securities in the market. In addition, our focus on higher-coupon, shorter-call securities resulted in exposure to the shorter end of the market and created some price depreciation.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,002.90	$4.49
Class B	$ 1,000.00	$ 999.40	$8.03
Class C	$ 1,000.00	$ 999.40	$8.03
Class I	$ 1,000.00	$ 1,004.40	$3.05
Hypothetical
(5% return before
expenses)
Class A	$ 1,000.00	$ 1,020.44	$4.53
Class B	$ 1,000.00	$ 1,016.90	$8.10
Class C	$ 1,000.00	$ 1,016.90	$8.10
Class I	$ 1,000.00	$ 1,021.89	$3.07

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.26	$ 11.18	$10.79	$ 10.96	$ 10.48

Income from investment operations
Net investment income	0.43	0.43	0.47	0.49	0.50
Net realized and unrealized gains or losses on securities	(0.30)	0.08	0.39	(0.17)	0.48

Total from investment operations	0.13	0.51	0.86	0.32	0.98

Distributions to shareholders from
Net investment income	(0.43)	(0.43)	(0.47)	(0.49)	(0.50)

Net asset value, end of period	$ 10.96	$ 11.26	$11.18	$ 10.79	$ 10.96

Total return[1]	1.15%	4.61%	8.04%	2.99%	9.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,069	$59,206	$55,422	$63,623	$29,475
Ratios to average net assets
Expenses[2]	0.90%	0.92%	0.77%	0.67%	0.69%
Net investment income	3.85%	3.79%	4.19%	4.47%	4.72%
Portfolio turnover rate	27%	24%	30%	19%	16%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.26	$ 11.18	$10.79	$ 10.96	$ 10.48

Income from investment operations
Net investment income	0.35	0.35	0.37	0.40	0.41
Net realized and unrealized gains or losses on securities	(0.30)	0.08	0.39	(0.17)	0.48

Total from investment operations	0.05	0.43	0.76	0.23	0.89

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.37)	(0.40)	(0.41)

Net asset value, end of period	$ 10.96	$ 11.26	$11.18	$ 10.79	$ 10.96

Total return[1]	0.44%	3.87%	7.13%	2.06%	8.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,335	$33,148	$35,651	$26,018	$20,152
Ratios to average net assets
Expenses[2]	1.61%	1.62%	1.60%	1.57%	1.59%
Net investment income	3.14%	3.08%	3.34%	3.60%	3.81%
Portfolio turnover rate	27%	24%	30%	19%	16%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2005	2004	2003	2002[1]

Net asset value, beginning of period	$11.26	$ 11.18	$10.79	$10.80

Income from investment operations
Net investment income	0.35	0.35	0.37	0
Net realized and unrealized gains or losses on securities	(0.30)	0.08	0.39	(0.01)

Total from investment operations	0.05	0.43	0.76	(0.01)

Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.37)	0[2]

Net asset value, end of period	$10.96	$ 11.26	$11.18	$10.79

Total return[3]	0.44%	3.87%	7.13%	(0.05%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,718	$10,126	$8,007	$ 1
Ratios to average net assets
Expenses[4]	1.61%	1.62%	1.58%	1.57%[5]
Net investment income	3.14%	3.08%	3.22%	3.60%[5]
Portfolio turnover rate	27%	24%	30%	19%

1 For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.26	$ 11.18	$10.79	$ 10.96	$ 10.48

Income from investment operations
Net investment income	0.46	0.46	0.48	0.51	0.51
Net realized and unrealized gains or losses on securities	(0.30)	0.08	0.39	(0.17)	0.48

Total from investment operations	0.16	0.54	0.87	0.34	0.99

Distributions to shareholders from
Net investment income	(0.46)	(0.46)	(0.48)	(0.51)	(0.51)

Net asset value, end of period	$ 10.96	$ 11.26	$11.18	$ 10.79	$ 10.96

Total return	1.45%	4.92%	8.20%	3.09%	9.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$181,659	$181,649	$178,219	$172,284	$177,206
Ratios to average net assets
Expenses[2]	0.61%	0.63%	0.60%	0.57%	0.60%
Net investment income	4.14%	4.08%	4.36%	4.61%	4.81%
Portfolio turnover rate	27%	24%	30%	19%	16%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.5%
AIRPORT 2.8%
Port Auth. of NY & NJ Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025	$5,000,000	$5,282,500
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,160,220

		7,442,720

CONTINUING CARE RETIREMENT COMMUNITY 6.5%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted
Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,535,000	1,499,480
New Jersey EDA RB:
1st Mtge. of Reformed Church, 5.375%, 12/01/2018	1,150,000	1,137,960
1st Mtge. of The Evergreens:
6.00%, 10/01/2017	680,000	696,381
6.00%, 10/01/2022	4,140,000	4,208,848
Evergreens Proj., 5.875%, 10/01/2012	2,000,000	2,001,040
Franciscan Oaks Proj., 5.70%, 10/01/2017	3,000,000	2,971,740
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj.,
FRN, 2.12%, 07/01/2029, (LOC: Commerce Bank)	5,000,000	5,000,000

		17,515,449

EDUCATION 5.0%
Mercer Cnty., NJ Impt. Auth. RB Sch. Dist. Proj.:
5.25%, 01/15/2021	1,320,000	1,418,538
5.25%, 01/15/2022	1,000,000	1,069,320
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	571,695
New Jersey EDA RB, Rutgers State Univ. Civic Ctr., 6.125%, 07/01/2024,
(Insd. by AMBAC)	55,000	56,251
New Jersey Edl. Facs. Auth. RB:
5.125%, 09/01/2010	2,000,000	2,061,080
Kean Univ., Ser. D:
5.25%, 07/01/2019	1,000,000	1,078,200
5.25%, 07/01/2020	1,000,000	1,078,600
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	3,895,000	4,198,927
Ser. H, Princeton Univ., 5.25%, 07/01/2017	1,865,000	2,033,260

		13,565,871

ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	1,000,000	1,091,240

GENERAL OBLIGATION - LOCAL 7.1%
Atlantic Cnty., NJ GO, Spl. Svcs.Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	300,000	311,820
Bayonne, NJ GO, TAN, Ser. B, 5.00%, 11/15/2005	2,000,000	2,018,680
Bergen Cnty., NJ GO:
5.25%, 10/01/2010	1,000,000	1,033,950
Impt. Auth. Sch. Wyckoff Board of Ed. Proj., 5.25%, 04/01/2020	1,770,000	1,926,521
Branchburg Township, NJ GO, 6.45%, 08/01/2005	160,000	162,094
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	500,000	533,985
Franklin Township, NJ GO, Sch. Dist., 6.20%, 04/01/2005	500,000	500,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Freehold, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	$ 1,455,000	$1,505,197
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	1,630,000	1,797,026
5.60%, 03/01/2013	1,065,000	1,174,131
Gloucester Township, NJ GO, 5.45%, 07/15/2007, (Insd. by AMBAC)	500,000	529,120
Hunterdon, NJ Central Regl. High Sch. Dist. GO, 5.65%, 05/01/2014, (Insd. by FSA)	1,000,000	1,022,790
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	263,420
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	464,272
Middletown Township, NJ GO, 5.20%, 08/01/2007	335,000	352,196
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	960,000	1,059,197
Randolph Township, NJ GO, Sch. Dist., 6.30%, 03/15/2006, (Insd. by FSA)	500,000	517,605
South Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,013,450
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	1,100,000	1,147,410
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019,
(Insd. by FGIC)	1,095,000	1,163,503
Voorhees Township, NJ GO, 5.95%, 07/15/2007	370,000	395,060
Washington Township, NJ GO, Board of Ed., 7.50%, 04/15/2009	130,000	151,041

		19,042,468

GENERAL OBLIGATION - STATE 5.0%
Commonwealth of Puerto Rico GO:
5.375%, 07/01/2021	1,000,000	1,069,360
6.50%, 07/01/2008, (Insd. by MBIA)	1,115,000	1,233,826
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	500,000	526,360
Ser. E, 6.00%, 07/15/2009	6,500,000	7,186,270
Ser. F, 5.50%, 08/01/2011	3,000,000	3,316,860

		13,332,676

HOSPITAL 14.4%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	500,000	523,610
Doctor’s Cmnty. Hosp., Inc., 5.75%, 07/01/2013	2,400,000	2,406,240
Missouri Hlth. & Edl. Facs. Auth. RB, Ser. A, 5.00%, 05/15/2020 #	1,000,000	1,038,590
New Jersey Hlth. Care Facs. Fin. Auth. RB:
6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,517,725
Atlantic City Med. Ctr., Ser. B, 6.00%, 07/01/2012	3,000,000	3,336,270
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	3,825,000	3,986,836
Capital Hlth. Sys. Obl. Group, Ser. A, 5.75%, 07/01/2023	1,000,000	1,057,380
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	1,000,000	1,061,380
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	1,620,000	1,646,859
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	2,000,000	2,149,640
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	4,083,675
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,804,879
Ser. A-2, FRN, 2.28%, 07/01/2014, (LOC: Commerce Bank)	5,000,000	5,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. continued
St. Joseph’s Hosp. & Med. Ctr., 5.70%, 07/01/2011	$ 1,000,000	$1,051,460
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%,
01/15/2022	2,900,000	3,181,416

		38,845,960

HOUSING 6.8%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	2,000,000	2,101,640
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	1,250,000	1,334,550
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	3,000,000	3,110,730
5.45%, 11/01/2014, (Insd. by FSA)	1,000,000	1,037,620
5.70%, 05/01/2020, (Insd. by FSA)	225,000	238,700
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	360,784
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	2,105,000	2,208,461
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	3,140,000	3,291,945
5.40%, 10/01/2009, (Insd. by MBIA)	4,385,000	4,608,196

		18,292,626

INDUSTRIAL DEVELOPMENT REVENUE 4.6%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	4,000,000	4,207,040
New Jersey EDA RB, Disposable Wst. Mgmt., Ser. A, ARB, 2.85%, 06/01/2015	5,000,000	4,994,200
Ohio Wtr. Dev. Auth. Solid Wst. Disp. RB, North Star BHP Steel Cargill, 6.30%,
09/01/2020	3,000,000	3,088,170

		12,289,410

LEASE 6.4%
Burlington Cnty., NJ Bridge Commission RB:
Cnty. Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	1,000,000	1,061,930
5.25%, 08/15/2021	1,500,000	1,588,110
Cnty. Gtd. Govt. Loan Program, 5.00%, 12/01/2020	905,000	952,386
Camden Cnty., NJ Impt. Auth. Lease RB, Ser. A, 5.00%, 09/01/2016,
(Insd. by FSA)	1,105,000	1,182,007
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj., 5.75%, 10/01/2012,
(Insd. by FGIC)	3,090,000	3,453,106
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing, 5.40%, 12/01/2005	900,000	902,178
Monmouth Cnty., NJ Impt. Auth. RB, Govt. Loan, 5.25%, 12/01/2021	1,705,000	1,831,903
New Jersey EDA RB:
5.25%, 11/15/2018	1,745,000	1,882,663
Dept. of Human Svcs.:
5.75%, 07/01/2013	1,100,000	1,214,939
Ser. A, 5.70%, 07/01/2012	2,430,000	2,643,111
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	522,920

		17,235,253

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 5.0%
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A.,
6.25%, 07/01/2009, (Insd. by AMBAC)	$250,000	$280,060
Garden State Preservation Trust RB, Ser. A:
5.25%, 11/01/2018	4,085,000	4,415,313
5.50%, 11/01/2015, (Insd. by FSA)	5,000,000	5,638,600
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	1,250,000	1,354,362
New Jersey Env. Infrastructure Trust RB, Ser. B, 5.00%, 09/01/2015	1,705,000	1,789,807

		13,478,142

PORT AUTHORITY 14.8%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,040,930
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	834,915
Delaware River Port Auth. of PA & NJ RB:
5.40%, 01/01/2015, (Insd. by FGIC)	2,500,000	2,594,275
5.40%, 01/01/2016, (Insd. by FGIC)	1,000,000	1,037,710
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,723,987
Port Auth. of NY & NJ RB:
6.75%, 10/01/2011	5,000,000	5,268,650
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,480,750
Ser. 1038, 8.03%, 11/15/2013, (Insd. by FGIC)	5,000,000	5,923,800
Ser. B, 6.00%, 07/15/2008	7,275,000	7,648,498
Port of Seattle, WA RRB, Ser. D, 6.00%, 02/01/2011, (Insd. by MBIA)	2,000,000	2,215,040
South Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	2,870,000	3,040,134

		39,808,689

PRE-REFUNDED 1.5%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.625%, 10/01/2015, (Insd. by MBIA)	500,000	517,900
Essex Cnty., NJ Utils. Auth. Solid Wst. RB, Ser. A:
5.50%, 04/01/2011, (Insd. by FSA)	250,000	262,010
5.60%, 04/01/2016, (Insd. by FSA)	250,000	262,255
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	55,770
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	50,000	56,619
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,350,000	2,773,587

		3,928,141

PUBLIC FACILITIES 2.7%
New Jersey Sports & Exposition Auth. RB, Ser. A:
5.25%, 09/01/2015	1,445,000	1,559,776
5.75%, 03/01/2010, (Insd. by MBIA)	4,085,000	4,522,790
6.00%, 03/01/2015, (Insd. by MBIA)	1,000,000	1,108,180

		7,190,746

SPECIAL TAX 1.2%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	3,000,000	3,142,170

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 0.2%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016,
(Insd. by AMBAC)	$565,000	$566,068

TRANSPORTATION 8.2%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	2,300,000	2,606,245
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,389,900
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,116,890
New Jersey Hwy. Auth. RB, 5.15%, 01/01/2007	1,000,000	1,038,950
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	300,000	323,853
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011,
(Insd. by AMBAC)	1,150,000	1,261,584
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A:
5.625%, 06/15/2013	1,200,000	1,335,540
5.625%, 06/15/2014	1,500,000	1,675,290
5.75%, 06/15/2015	1,300,000	1,468,298
6.00%, 12/15/2006, (Insd. by AMBAC)	3,000,000	3,159,360
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	1,000,000	1,143,817
New Jersey Turnpike Auth. RB, Ser. A, 5.75%, 01/01/2018	3,300,000	3,638,110
New Jersey Turnpike Auth. RRB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	650,000	771,050
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	51,149

		21,980,036

UTILITY 1.1%
Atlantic Cnty., NJ Util. Auth. RRB, 5.25%, 01/15/2015	2,655,000	2,886,171

WATER & SEWER 3.8%
Commonwealth of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%, 07/01/2012,
(Insd. by MBIA)	1,000,000	1,165,630
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009,
(Insd. by AMBAC)	1,000,000	1,070,540
New Jersey Wstwtr. Treatment RB:
5.25%, 09/01/2012	1,000,000	1,051,550
Ser. A:
5.25%, 11/01/2008, (Insd. by MBIA)	1,000,000	1,066,170
7.00%, 05/15/2007, (Insd. by MBIA)	2,670,000	2,893,105
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	2,000,000	2,151,360
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	370,000	371,162
Stony Brook Regl. Swr. Auth. NJ RB, Ser. B, 5.45%, 12/01/2012	500,000	556,085

		10,325,602

Total Municipal Obligations (cost $249,187,908)		261,959,438

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $4,654,931)	4,654,931	$4,654,931

Total Investments (cost $253,842,839) 99.2%		266,614,369
Other Assets and Liabilities 0.8%		2,166,752

Net Assets 100.0%		$268,781,121

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ARB	Adjustable Rate Bond
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IBC	Insured Bond Certification
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2005

The following table shows the percent of total investments by geographic location as of March 31, 2005:
New Jersey	83.9%
Puerto Rico	3.7%
Pennsylvania	2.6%
Texas	1.6%
U.S. Virgin Islands	1.2%
Ohio	1.2%
Maryland	1.1%
Washington	0.8%
Delaware	0.7%
Georgia	0.6%
Tennessee	0.4%
Missouri	0.4%
New York	0.1%
Non-state specific	1.7%

100.0%

The following table shows the percentage of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of
March 31, 2005 (unaudited):
AAA	60.3%
AA	13.0%
A	13.0%
BBB	6.6%
NR	7.1%

100.0%

The following table shows the percent of total bonds by maturity as of March 31, 2005 (unaudited):
Less than 1 year	9.8%
1 to 3 year(s)	6.8%
3 to 5 years	14.3%
5 to 10 years	30.6%
10 to 20 years	36.5%
20 to 30 years	2.0%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Assets
Investments in securities, at value (cost $253,842,839)	$266,614,369
Receivable for Fund shares sold	232,174
Interest receivable	3,886,789
Prepaid expenses and other assets	23,381

Total assets	270,756,713

Liabilities
Dividends payable	727,554
Payable for securities purchased	1,045,150
Payable for Fund shares redeemed	160,084
Advisory fee payable	3,087
Distribution Plan expenses payable	482
Due to other related parties	1,023
Accrued expenses and other liabilities	38,212

Total liabilities	1,975,592

Net assets	$268,781,121

Net assets represented by
Paid-in capital	$264,578,202
Undistributed net investment income	17,337
Accumulated net realized losses on securities	(8,585,948)
Net unrealized gains on securities	12,771,530

Total net assets	$268,781,121

Net assets consists of
Class A	$52,069,134
Class B	25,335,382
Class C	9,717,872
Class I	181,658,733

Total net assets	$268,781,121

Shares outstanding
Class A	4,749,766
Class B	2,311,147
Class C	886,481
Class I	16,571,295

Net asset value per share
Class A	$10.96
Class A — Offering price (based on sales charge of 4.75%)	$11.51
Class B	$10.96
Class C	$10.96
Class I	$10.96

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

Investment income
Interest	$12,978,625

Expenses
Advisory fee	1,146,745
Distribution Plan expenses
Class A	163,594
Class B	290,304
Class C	98,121
Administrative services fee	272,618
Transfer agent fees	64,378
Trustees’ fees and expenses	4,047
Printing and postage expenses	24,421
Custodian and accounting fees	81,590
Registration and filing fees	46,000
Professional fees	20,350
Other	7,234

Total expenses	2,219,402
Less: Expense reductions	(1,819)
Expense reimbursements	(4,120)

Net expenses	2,213,463

Net investment income	10,765,162

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(109,192)
Net change in unrealized gains or losses on securities	(7,287,417)

Net realized and unrealized gains or losses on securities	(7,396,609)

Net increase in net assets resulting from operations	$3,368,553

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2005		2004

Operations
Net investment income		$10,765,162		$10,868,353
Net realized gains or losses on securities		(109,192)		589,031
Net change in unrealized gains or losses
on securities		(7,287,417)		1,329,194

Net increase in net assets resulting from
operations		3,368,553		12,786,578

Distributions to shareholders from
Net investment income
Class A		(2,097,021)		(2,205,360)
Class B		(912,186)		(1,091,240)
Class C		(308,202)		(294,039)
Class I		(7,444,355)		(7,290,970)

Total distributions to shareholders		(10,761,764)		(10,881,609)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	694,928	7,670,432	1,673,275	18,688,424
Class B	178,146	1,972,160	440,578	4,940,860
Class C	191,893	2,129,746	387,326	4,359,567
Class I	2,060,326	22,799,809	1,993,116	22,301,265

		34,572,147		50,290,116

Net asset value of shares issued in
reinvestment of distributions
Class A	109,936	1,215,438	109,497	1,226,042
Class B	55,753	616,385	64,045	716,838
Class C	14,191	156,890	13,295	148,813
Class I	16,624	183,797	15,281	171,116

		2,172,510		2,262,809

Automatic conversion of Class B shares
to Class A shares
Class A	207,968	2,308,262	247,134	2,794,005
Class B	(207,968)	(2,308,262)	(247,134)	(2,794,005)

		0		0

Payment for shares redeemed
Class A	(1,522,317)	(16,839,953)	(1,726,729)	(19,341,176)
Class B	(659,304)	(7,288,848)	(500,536)	(5,620,577)
Class C	(219,110)	(2,425,142)	(217,142)	(2,435,233)
Class I	(1,641,479)	(18,145,156)	(1,808,058)	(20,231,404)

		(44,699,099)		(47,628,390)

Net increase (decrease) in net assets
resulting from capital share transactions		(7,954,442)		4,924,535

Total increase (decrease) in net assets		(15,347,653)		6,829,504
Net assets
Beginning of period		284,128,774		277,299,270

End of period	$ 268,781,121			$ 284,128,774

Undistributed net investment income		$17,337		$13,939

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

21

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC reimbursed expenses in the amount of $53. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $4,067.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2005, EIS received $6,582 from the sale of Class A shares and $689, $99,134 and $4,322 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $71,901,918 and $73,628,406, respectively, for the year ended March 31, 2005.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $253,842,839. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,045,831 and $274,301, respectively, with a net unrealized appreciation of $12,771,530.

As of March 31, 2005, the Fund had $8,585,948 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$1,004,794	$5,635,479	$972,505	$183,574	$680,404	$109,192

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryover

$17,337	$12,771,530	$8,585,948

The tax character of distributions paid was as follows:

	Year Ended March 31
	2005	2004

Ordinary Income	$61,657	$70,568
Exempt-Interest Income	10,700,107	10,811,041

23

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Bond Fund, as of March 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 18, 2005

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.43% ..

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

5663932 rv2 5/2005

Evergreen New York Municipal Bond Fund

Evergreen

NEW YORK MUNICIPAL BOND FUND

Annual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New York Municipal Bond Fund, which covers the twelve-month period ended March 31, 2005.

The past year has provided a variety of challenges and opportunities for those invested in the municipal bond market. In anticipation of this environment, our municipal bond portfolio management teams attempted to prepare for a market contending with moderating economic growth and a less accommodative Federal Reserve (“Fed”). The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interested rates

1

LETTER TO SHAREHOLDERS continued

had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations last spring, the market’s inflation fears accelerated, and yields headed higher in anticipation of tighter Fed policy.

The Federal Reserve finally began the “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Market interest rates, though, still remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February that it was a “conundrum” that long-term yields remained low.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve, at times, presented opportunities to increase yield without dramatically lengthening maturities or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of

2

LETTER TO SHAREHOLDERS continued

many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Michael Pietronico

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

Nasdaq symbol	EOYAX	EOYBX	EOYCX	EOYIX

Average annual return*

1-year with sales charge	-3.74%	-4.51%	-0.62%	N/A

1-year w/o sales charge	1.06%	0.36%	0.36%	1.36%

5-year	5.05%	5.48%	5.80%	6.31%

Since portfolio inception	5.24%	5.61%	5.61%	5.87%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the fund’s predecessor fund, OFFIT New York Municipal Fund, and prior to its inception, on the Select shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen New York Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.06% for the twelve-month period ended March 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) returned 0.26% .

The fund seeks maximum after-tax total return for New York residents, consistent with a prudent level of credit risk.

The fund outperformed the benchmark LB5YMBI during the fiscal year, primarily because of our positioning of the portfolio for a flattening of the yield curve. The yield spreads, or the differences in yields, between two-year and ten-year municipal securities compressed substantially during the year. We prepared for this by overweighting investments of securities with maturities in the twelve-to-fifteen year range, and underweighting those with maturities of five years or less. In the municipal bond market, these shorter-duration securities performed the worst as their yields rose, while longer-duration bonds had relatively stable yields.

Over the year, we kept the portfolio’s average credit quality high, at AA+, and we focused on bonds with good call protection.

Duration, which is a measurement of price sensitivity to changes in interest rates, was about 6.3 years on March 31, 2005.

Our positioning on the yield curve helped support fund performance, while our emphasis on high credit quality detracted from performance. Lower-quality bonds tended to outperform higher-quality bonds during the period. As an example, we generally avoided bonds backed by revenues from tobacco liability suit settlements because we thought they were potentially too volatile. However, these bonds performed well.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 998.20	$ 4.38
Class B	$ 1,000.00	$ 994.71	$ 7.91
Class C	$ 1,000.00	$ 994.71	$ 7.91
Class I	$ 1,000.00	$ 999.69	$ 2.94
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.54	$ 4.43
Class B	$ 1,000.00	$ 1,017.00	$ 8.00
Class C	$ 1,000.00	$ 1,017.00	$ 8.00
Class I	$ 1,000.00	$ 1,021.99	$ 2.97

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended December 31,

CLASS A	2005	2004	2003[1]	2002[2]	2001[2,3]

Net asset value, beginning of period	$11.24	$11.21	$11.22	$10.77	$11.31

Income from investment operations
Net investment income	0.35	0.31	0.08	0.36	0.06
Net realized and unrealized gains or losses on securities	(0.23)	0.27	(0.01)	0.67	(0.16)

Total from investment operations	0.12	0.58	0.07	1.03	(0.10)

Distributions to shareholders from
Net investment income	(0.34)	(0.32)	(0.08)	(0.36)	(0.06)
Net realized gains	(0.07)	(0.23)	0	(0.22)	(0.38)

Total distributions to shareholders	(0.41)	(0.55)	(0.08)	(0.58)	(0.44)

Net asset value, end of period	$10.95	$11.24	$11.21	$11.22	$10.77

Total return[4]	1.06%	5.26%	0.60%	9.76%	(0.79%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,158	$5,234	$2,736	$2,015	$ 50
Ratios to average net assets
Expenses[5]	0.90%	0.91%	0.82%[6]	0.78%	0.75%[6]
Net investment income	3.14%	2.80%	2.85%[6]	3.24%	2.82%[6]
Portfolio turnover rate	42%	150%	42%	286%	245%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002, are those of OFFIT Fund Advisor shares.

3 For the period from October 17, 2001 (commencem ent of class operations), to December 31, 2001.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended
				December 31,
CLASS B	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on securities	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.95	$11.24	$11.21	$11.22

Total return[3]	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,515	$4,154	$2,342	$ 972
Ratios to average net assets
Expenses[4]	1.61%	1.61%	1.58%[5]	1.53%[5]
Net investment income	2.43%	2.10%	2.11%[5]	2.42%[5]
Portfolio turnover rate	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended
				December 31,
CLASS C	2005	2004	2003[1]	2002[2]

Net asset value, beginning of period	$11.24	$11.21	$11.22	$11.14

Income from investment operations
Net investment income	0.27	0.24	0.06	0.04
Net realized and unrealized gains or losses on securities	(0.23)	0.26	(0.01)	0.08

Total from investment operations	0.04	0.50	0.05	0.12

Distributions to shareholders from
Net investment income	(0.26)	(0.24)	(0.06)	(0.04)
Net realized gains	(0.07)	(0.23)	0	0

Total distributions to shareholders	(0.33)	(0.47)	(0.06)	(0.04)

Net asset value, end of period	$10.95	$11.24	$11.21	$11.22

Total return[3]	0.36%	4.52%	0.42%	1.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,429	$6,205	$4,747	$3,357
Ratios to average net assets
Expenses[4]	1.61%	1.61%	1.57%[5]	1.52%[5]
Net investment income	2.43%	2.10%	2.10%[5]	2.31%[5]
Portfolio turnover rate	42%	150%	42%	286%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,			Year Ended December 31,

CLASS I	2005	2004	2003[1]	2002[2]	2001[2]	2000[2]

Net asset value, beginning of period	$ 11.24	$11.21	$ 11.22	$ 10.77	$10.90	$ 10.32

Income from investment operations
Net investment income	0.38	0.35	0.08	0.38	0.38	0.48
Net realized and unrealized gains or losses on securities	(0.23)	0.26	(0.01)	0.67	0.25	0.58

Total from investment operations	0.15	0.61	0.07	1.05	0.63	1.06

Distributions to shareholders from
Net investment income	(0.37)	(0.35)	(0.08)	(0.38)	(0.38)	(0.48)
Net realized gains	(0.07)	(0.23)	0	(0.22)	(0.38)	0

Total distributions to shareholders	(0.44)	(0.58)	(0.08)	(0.60)	(0.76)	(0.48)

Net asset value, end of period	$ 10.95	$11.24	$ 11.21	$ 11.22	$10.77	$ 10.90

Total return	1.36%	5.57%	0.66%	10.04%	5.94%	10.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$81,386	$94,588	$102,678	$101,193	$101,878	$85,190
Ratios to average net assets
Expenses[3]	0.60%	0.61%	0.58%[4]	0.51%	0.50%	0.50%
Net investment income	3.38%	3.09%	3.11%[4]	3.48%	3.43%	4.56%
Portfolio turnover rate	42%	150%	42%	286%	245%	256%

1 For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

2 Effective at the close of business on November 8, 2002, the Fund acquired the net assets of OFFIT New York Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002, are those of OFFIT Fund Select shares.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
EDUCATION 5.4%
New York Dorm. Auth. RB:
5.375%, 07/01/2017	$ 1,310,000	$1,400,193
Columbia Univ., Ser. B, 5.00%, 07/01/2018	1,020,000	1,093,267
Ser. A, 5.00%, 07/01/2017	2,605,000	2,763,801

		5,257,261

GENERAL OBLIGATION - LOCAL 27.1%
Brookhaven, NY GO, 5.00%, 08/15/2015	1,790,000	1,941,935
Commack, NY Sch. Dist. GO, 4.00%, 11/15/2016	660,000	658,152
Dover, NY Sch. Dist. GO, Ser. B, 5.00%, 09/01/2014 #	1,000,000	1,094,470
Hempstead, NY GO, Ser. A, 5.00%, 02/01/2015	400,000	431,876
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013	985,000	1,058,737
5.125%, 07/15/2016	1,165,000	1,248,612
Nanuet, NY Sch. Dist. GO, 4.00%, 10/15/2016	1,555,000	1,550,708
Nassau Cnty., NY Interim Fin. Auth. GO, Ser. B, 5.00%, 11/15/2017	1,000,000	1,063,270
New York, NY GO:
Ser. A, 6.50%, 05/15/2012	115,000	129,186
Ser. C, 5.50%, 08/01/2014	500,000	543,220
Ser. G, 5.00%, 12/01/2019	250,000	259,498
Ser. H, 5.75%, 03/15/2013	5,000,000	5,570,250
Onondaga Cnty., NY GO, Ser. A:
5.00%, 05/01/2015	2,650,000	2,828,319
5.00%, 05/01/2016	1,250,000	1,330,363
5.00%, 07/15/2017	1,460,000	1,559,922
Orange Cnty., NY GO, 6.00%, 11/15/2008	470,000	517,103
Suffolk Cnty., NY GO, Ser. A, 5.00%, 05/01/2016	4,305,000	4,619,868

		26,405,489

GENERAL OBLIGATION - STATE 1.1%
New York GO, Ser. A:
4.50%, 03/15/2019	500,000	504,790
4.50%, 03/15/2020	530,000	532,952

		1,037,742

HOUSING 5.2%
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2015, (Insd. by MBIA)	1,775,000	1,931,182
5.25%, 09/15/2018, (Insd. by MBIA)	1,000,000	1,081,370
New York Mtge. Agcy. SFHRB:
Ser. 50:
5.35%, 04/01/2007	240,000	248,467
5.80%, 10/01/2006	200,000	205,880
Ser. 67, 5.30%, 10/01/2010	585,000	607,446
Ser. 77, 5.90%, 10/01/2013	610,000	610,000
Ser. 102, 4.70%, 10/01/2016	350,000	363,780

		5,048,125

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 3.3%
Troy, NY IDA Civic Facs. RRB, Rensselaer Polytechnic Institute, Ser. A:
5.50%, 09/01/2012	$ 1,145,000	$1,270,756
5.50%, 09/01/2013	1,100,000	1,212,068
5.50%, 09/01/2015	620,000	684,176

		3,167,000

LEASE 1.8%
New York Dorm. Auth. RB, Ser. A, 5.00%, 07/01/2019	1,635,000	1,741,537

MISCELLANEOUS REVENUE 2.6%
Battery Park City Auth., NY RB, Ser. A:
5.25%, 11/01/2014	2,000,000	2,196,040
5.25%, 11/01/2017	300,000	325,638

		2,521,678

POWER 2.2%
New York Pwr. Auth. RB, Ser. A:
5.00%, 11/15/2017	1,000,000	1,059,580
5.25%, 11/15/2016	1,000,000	1,086,170

		2,145,750

PRE-REFUNDED 3.3%
Albany Cnty., NY GO, Ser. B, 5.60%, 03/15/2007	700,000	735,889
New York Urban Dev. Corp. RB, Personal Income Tax, Ser. A, 5.375%,
03/15/2016	1,360,000	1,501,535
New York, NY GO, Ser. A, 6.50%, 05/15/2012	885,000	1,025,405

		3,262,829

SALES TAX 13.5%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2016, (Insd. by AMBAC)	1,500,000	1,603,905
5.00%, 11/15/2017, (Insd. by AMBAC)	1,425,000	1,515,160
New York Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/2017	1,500,000	1,611,795
New York, NY TFA RB:
Ser. A, 5.00%, 08/01/2015	800,000	853,136
Ser. C, 5.25%, 02/15/2018	3,250,000	3,482,732
Ser. G, 5.00%, 08/01/2018	3,925,000	4,140,836

		13,207,564

SPECIAL TAX 1.6%
New York Thruway Auth. RB, Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	1,000,000	1,059,160
5.00%, 03/15/2018, (Insd. by MBIA)	500,000	527,495

		1,586,655

TRANSPORTATION 20.0%
Metropolitan Trans. Auth., NY RB, Ser. B:
5.25%, 11/15/2017, (Insd. by FGIC)	1,825,000	1,979,450
5.25%, 11/15/2018, (Insd. by FGIC)	2,430,000	2,629,454

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New York Bridge Auth. RB, 5.00%, 01/01/2014	$ 2,655,000	$2,831,053
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A, 5.00%, 04/01/2019, (Insd. by MBIA)	1,500,000	1,588,020
Ser. B:
5.00%, 04/01/2016, (Insd. by FSA)	1,325,000	1,411,218
5.00%, 04/01/2017, (Insd. by FSA)	2,000,000	2,118,920
Port Auth. of NY & NJ RB:
Ser. 122, 5.25%, 07/15/2007	1,185,000	1,240,600
Ser. 125, 5.00%, 10/15/2019, (Insd. by FSA)	1,000,000	1,052,910
Triborough, NY Bridge & Tunnel Auth. RB:
Ser. A, 5.25%, 01/01/2015	2,235,000	2,408,280
Ser. B, 5.25%, 11/15/2018	2,065,000	2,234,495

		19,494,400

WATER & SEWER 12.2%
New York Env. Facs. Corp. RB, Clean Drinking Wtr. Proj.:
5.00%, 06/15/2017	3,500,000	3,722,425
Ser. B:
5.00%, 11/15/2017	1,250,000	1,338,775
5.25%, 06/15/2016	2,065,000	2,239,885
New York, NY Muni. Wtr. Fin. Auth. RB, Ser. B, 5.00%, 06/15/2017	4,300,000	4,563,504

		11,864,589

Total Municipal Obligations (cost $94,569,681)		96,740,619

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen New York Municipal Money Market Fund ø ## (cost $2,372,105)	2,372,105	2,372,105

Total Investments (cost $96,941,786) 101.7%		99,112,724
Other Assets and Liabilities (1.7%)		(1,624,638)

Net Assets 100.0%		$97,488,086

#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of March 31, 2005:
New York	97.6%
Non-state specific	2.4%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
March 31, 2005 (unaudited):
AAA	58.3%
AA	36.4%
A	5.3%

100.0%

The following table shows the percent of total bonds by maturity as of March 31, 2005 (unaudited):
Less than 1 year	0.4%
1 to 3 year(s)	2.5%
3 to 5 years	0.5%
5 to 10 years	21.8%
10 to 20 years	74.8%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Assets
Investments in securities, at value (cost $96,941,786)	$99,112,724
Receivable for Fund shares sold	144,280
Interest receivable	1,366,862
Prepaid expenses and other assets	55,937

Total assets	100,679,803

Liabilities
Dividends payable	127,797
Payable for securities purchased	3,038,880
Payable for Fund shares redeemed	2,663
Advisory fee payable	930
Distribution Plan expenses payable	254
Due to other related parties	500
Accrued expenses and other liabilities	20,693

Total liabilities	3,191,717

Net assets	$97,488,086

Net assets represented by
Paid-in capital	$95,007,173
Undistributed net investment income	14,042
Accumulated net realized gains on securities	295,933
Net unrealized gains on securities	2,170,938

Total net assets	$97,488,086

Net assets consists of
Class A	$5,157,678
Class B	4,515,208
Class C	6,429,337
Class I	81,385,863

Total net assets	$97,488,086

Shares outstanding
Class A	471,094
Class B	412,418
Class C	587,256
Class I	7,433,760

Net asset value per share
Class A	$10.95
Class A—Offering price (based on sales charge of 4.75%)	$11.50
Class B	$10.95
Class C	$10.95
Class I	$10.95

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

Investment income
Interest	$4,134,430

Expenses
Advisory fee	362,740
Distribution Plan expenses
Class A	13,384
Class B	43,231
Class C	59,591
Administrative services fee	103,485
Transfer agent fees	18,775
Trustees’ fees and expenses	10,236
Printing and postage expenses	26,650
Custodian and accounting fees	24,032
Registration and filing fees	56,184
Professional fees	18,661
Other	2,020

Total expenses	738,989
Less: Expense reductions	(561)
Expense reimbursements	(363)

Net expenses	738,065

Net investment income	3,396,365

Net realized and unrealized gains or losses on securities
Net realized gains on securities	330,253
Net change in unrealized gains or losses on securities	(2,410,260)

Net realized and unrealized gains or losses on securities	(2,080,007)

Net increase in net assets resulting from operations	$1,316,358

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2005		2004

Operations
Net investment income		$3,396,365		$3,376,677
Net realized gains on securities		330,253		1,900,055
Net change in unrealized gains or
losses on securities		(2,410,260)		819,037

Net increase in net assets resulting
from operations		1,316,358		6,095,769

Distributions to shareholders from
Net investment income
Class A		(137,101)		(103,001)
Class B		(102,909)		(74,490)
Class C		(142,024)		(121,524)
Class I		(2,998,890)		(3,096,805)
Net realized gains
Class A		(24,285)		(66,965)
Class B		(26,312)		(67,156)
Class C		(33,756)		(112,990)
Class I		(529,933)		(2,085,967)

Total distributions to shareholders		(3,995,210)		(5,728,898)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	245,336	2,729,768	338,793	3,821,799
Class B	100,753	1,117,798	192,899	2,169,596
Class C	205,816	2,285,323	216,297	2,433,868
Class I	1,363,870	14,922,220	2,174,060	24,327,252

		21,055,109		32,752,515

Net asset value of shares issued in
reinvestment of distributions
Class A	8,975	99,363	10,144	113,252
Class B	7,966	88,223	8,989	100,387
Class C	10,090	111,794	11,639	129,965
Class I	185,943	2,057,029	356,464	3,983,060

		2,356,409		4,326,664

Automatic conversion of Class B
shares to Class A shares
Class A	9,662	107,883	0	0
Class B	(9,662)	(107,883)	0	0

		0		0

Payment for shares redeemed
Class A	(258,649)	(2,861,731)	(127,184)	(1,408,319)
Class B	(56,296)	(624,314)	(41,166)	(459,303)
Class C	(180,791)	(1,996,818)	(99,255)	(1,111,655)
Class I	(2,533,204)	(27,943,008)	(3,272,385)	(36,788,305)

		(33,425,871)		(39,767,582)

Net decrease in net assets resulting
from capital share transactions		(10,014,353)		(2,688,403)

Total decrease in net assets		(12,693,205)		(2,321,532)
Net assets
Beginning of period		110,181,291		112,502,823

End of period		$97,488,086	$ 110,181,291

Undistributed (overdistributed)
net investment income		$14,042		$(1,399)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.35% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC reimbursed expenses in the amount of $20. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $343.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

19

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2005, EIS received $7,242 from the sale of Class A shares and $11,694 and $6,998 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $41,041,843 and $48,425,988, respectively, for the year ended March 31, 2005.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $96,968,798. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,284,479 and $140,553, respectively, with a net unrealized appreciation of $2,143,926.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Undistributed
Ordinary	Exempt-Interest	Long-term	Unrealized
Income	Income	CapitalGain	Appreciation

$ 37,436	$ 14,042	$ 285,509	$ 2,143,926

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

20

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2005	2004

Ordinary Income	$299,978	$ 787,433
Exempt-Interest Income	3,380,621	3,395,070
Long-term Capital Gain	314,611	1,546,395

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

21

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and signifi-cant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Bond Fund, as of March 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 18, 2005

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $314,611 for the fiscal year ended March 31, 2005.

For the fiscal year ended March 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and New York State income tax is 99.99% .

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

569841 rv1 5/2005

Evergreen Pennsylvania Municipal Bond Fund

Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

Annual Report
as of March 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
30	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
31	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Pennsylvania Municipal Bond Fund, which covers the twelve-month period ended March 31, 2005.

The past year has provided a variety of challenges and opportunities for those invested in the municipal bond market. In anticipation of this environment, our municipal bond portfolio management teams attempted to prepare for a market contending with moderating economic growth and a less accommodative Federal Reserve (“Fed”). The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise. Using our outlook for more moderate Gross Domestic Product (“GDP”) growth, we positioned our portfolios for a gradual tightening of monetary policy.

The period began with a confusing message on the economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Fed officials continued to talk up their “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports pointed in different directions. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation adjusted interested rates

LETTER TO SHAREHOLDERS continued

had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As job growth began to exceed expectations last spring, the market’s inflation fears accelerated, and yields headed higher in anticipation of tighter Fed policy.

The Federal Reserve finally began the “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate economic growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Market interest rates, though, still remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period as the markets concluded that long-term inflation was under control. Chairman Greenspan, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees in February that it was a “conundrum” that long-term yields remained low.

Throughout the investment period, many of our municipal portfolio managers emphasized the long-end of the curve in an attempt to enhance total return. The relative steepness of the municipal yield curve, at times, presented opportunities to increase yield without dramatically lengthening maturities or increasing risk. In addition, security selection played a major role in our investment decisions since both issuance and liquidity declined from the solid levels prevalent early last year. Issuance was down because of the improved financial conditions of

LETTER TO SHAREHOLDERS continued

many states and local governments, while liquidity dried up with the lack of non-traditional municipal buyers, such as hedge funds and arbitrageurs.

We encourage our investors to maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Charles E. Jeanne, CFA

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

Nasdaq symbol	EKVAX	EKVBX	EKVCX	EKVYX

Average annual return*

1-year with sales charge	-3.09%	-3.78%	0.13%	N/A

1-year w/o sales charge	1.73%	1.10%	1.10%	2.03%

5-year	4.57%	4.59%	4.92%	5.87%

10-year	4.90%	4.73%	4.73%	5.61%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 4.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Pennsylvania Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 1.73% for the twelve-month period ended March 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 2.67% ..

The fund seeks the highest possible current income exempt from federal income tax, other than the alternative minimum tax and Pennsylvania state income tax while preserving capital.

Municipal bonds, as well as the bond market in general, finished mixed with the long end of the market (securities with maturities of 20 years or more) outperforming the short and intermediate parts of the yield curve. This occurred as short-term interest rates rose in reaction to the Federal Reserve Board’s decision to raise the influential fed funds rate from 1.00% to 2.75% . In contrast, the yields of longer-term bonds tended to remain relatively stable, as fears of inflation were not very prevalent for much of the year. This flattening of the yield curve - which reflects the difference between short-term and long-term rates - resulted in stronger price performance for longer-term securities while shorter-term securities underperformed.

Throughout the year we maintained a consistent strategy based on the fund’s primary objective of seeking yield and income, while minimizing principal volatility. We took advantage of the flattening of the yield curve by selling shorter-term paper and increasing our exposure to the long end of the market. We tended to focus on bonds with 5% or higher coupons, as they are more liquid and offer competitive yields.

To guard against the risk of price erosion as interest rates rose, we kept the fund’s duration - a measure of price sensitivity to changes in interest rates - relatively short. We accomplished this by investing in bonds that were more defensively structured, with shorter calls. These securities tend to provide good income with less price fluctuation than other, more aggressively structured bonds. Duration at the end of the fiscal year was 4.33 years, while the benchmark LBMBI had a duration of 5.34 years. The fund’s credit quality remained high with an average rating of AA.

Our decision to reduce bond positions in the five-year sector of the yield curve and move out to the long end helped our performance. However, because of our management style, we had more exposure to the intermediate part of the yield curve and to bonds with shorter calls. This left us more vulnerable as the Fed raised short-term interest rates and the yield curve flattened, resulting in our underperformance against the benchmark LBMBI.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of March 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,006.18	$3.45
Class B	$ 1,000.00	$ 1,002.63	$6.99
Class C	$ 1,000.00	$ 1,002.65	$6.99
Class I	$ 1,000.00	$ 1,007.69	$2.00
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.49	$3.48
Class B	$ 1,000.00	$ 1,017.95	$7.04
Class C	$ 1,000.00	$ 1,017.95	$7.04
Class I	$ 1,000.00	$ 1,022.94	$2.02

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.69% for Class A, 1.40% for Class B, 1.40% for Class C and 0.40% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.67	$ 11.63	$11.18	$ 11.34	$ 10.89

Income from investment operations
Net investment income	0.49	0.49	0.52	0.54	0.56
Net realized and unrealized gains or losses on securities	(0.29)	0.04	0.45	(0.16)	0.45

Total from investment operations	0.20	0.53	0.97	0.38	1.01

Distributions to shareholders from
Net investment income	(0.49)	(0.49)	(0.52)	(0.54)	(0.56)

Net asset value, end of period	$ 11.38	$ 11.67	$11.63	$ 11.18	$ 11.34

Total return[1]	1.73%	4.70%	8.79%	3.37%	9.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,367	$68,275	$66,026	$58,010	$44,951
Ratios to average net assets
Expenses[2]	0.69%	0.70%	0.65%	0.64%	0.64%
Net investment income	4.26%	4.25%	4.48%	4.75%	5.07%
Portfolio turnover rate	28%	20%	18%	23%	20%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.62	$ 11.57	$11.11	$ 11.26	$ 10.80

Income from investment operations
Net investment income	0.40	0.41	0.44	0.46	0.47
Net realized and unrealized gains or losses on securities	(0.28)	0.05	0.45	(0.16)	0.47

Total from investment operations	0.12	0.46	0.89	0.30	0.94

Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.43)	(0.45)	(0.48)

Net asset value, end of period	$ 11.34	$ 11.62	$11.57	$ 11.11	$ 11.26

Total return[1]	1.10%	4.05%	8.10%	2.68%	8.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$36,841	$42,361	$43,463	$34,681	$31,262
Ratios to average net assets
Expenses[2]	1.40%	1.40%	1.40%	1.39%	1.39%
Net investment income	3.55%	3.54%	3.72%	3.98%	4.32%
Portfolio turnover rate	28%	20%	18%	23%	20%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.64	$ 11.59	$11.13	$ 11.28	$10.82

Income from investment operations
Net investment income	0.40	0.41	0.44	0.49	0.47
Net realized and unrealized gains or losses on securities	(0.28)	0.05	0.45	(0.19)	0.47

Total from investment operations	0.12	0.46	0.89	0.30	0.94

Distributions to shareholders from
Net investment income	(0.40)	(0.41)	(0.43)	(0.45)	(0.48)

Net asset value, end of period	$ 11.36	$ 11.64	$11.59	$ 11.13	$11.28

Total return[1]	1.10%	4.05%	8.10%	2.68%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,453	$16,555	$15,470	$10,543	$5,775
Ratios to average net assets
Expenses[2]	1.40%	1.40%	1.40%	1.39%	1.39%
Net investment income	3.55%	3.54%	3.72%	3.96%	4.29%
Portfolio turnover rate	28%	20%	18%	23%	20%

1 Excluding applicable sales charges

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.67	$ 11.63	$11.18	$ 11.34	$ 10.89

Income from investment operations
Net investment income	0.52	0.53	0.55	0.57	0.59
Net realized and unrealized gains or losses on securities	(0.29)	0.04	0.45	(0.16)	0.45

Total from investment operations	0.23	0.57	1.00	0.41	1.04

Distributions to shareholders from
Net investment income	(0.52)	(0.53)	(0.55)	(0.57)	(0.59)

Net asset value, end of period	$ 11.38	$ 11.67	$11.63	$ 11.18	$ 11.34

Total return	2.03%	5.01%	9.06%	3.63%	9.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$777,904	$808,098	$804,277	$794,108	$809,659
Ratios to average net assets
Expenses[2]	0.40%	0.40%	0.40%	0.39%	0.39%
Net investment income	4.55%	4.54%	4.73%	5.00%	5.32%
Portfolio turnover rate	28%	20%	18%	23%	20%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 1.9%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	$5,500,000	$5,979,325
Lehigh Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,275,250
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	4,019,975
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,754,630
5.50%, 07/01/2017	1,250,000	1,342,238

		16,371,418

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,042,200
6.00%, 10/01/2034	1,400,000	1,450,484
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr.,
Ser. A, 7.25%, 12/01/2024	6,000,000	6,354,960
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%,
11/15/2017	1,000,000	1,047,160
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	1,000,000	1,069,790

		10,964,594

EDUCATION 12.6%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A,
5.375%, 09/01/2028	6,075,000	6,118,618
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,105,160
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	2,000,000	2,057,660
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,050,760
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner
for Tomorrow Proj., 5.00%, 12/01/2028	4,010,000	4,071,193
Lancaster, PA Higher Ed. Auth. College RB, Franklin & Marshall College, Ser. A,
5.25%, 04/15/2014	1,000,000	1,081,190
Lancaster, SC Edl. Assistance Program, Inc. RB, Lancaster Cnty. Sch. Dist. Proj.,
5.00%, 12/01/2029	1,500,000	1,474,845
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,704,907
5.375%, 05/01/2024	5,600,000	5,685,456
5.60%, 05/01/2021	1,500,000	1,570,440
5.70%, 05/01/2031	1,500,000	1,565,685
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Beaver College, 5.70%,
04/01/2027	1,560,000	1,640,480
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	1,000,000	1,099,020
5.50%, 01/15/2018	1,000,000	1,096,360
Pennsylvania Higher Ed. Assistance Agcy. Standard Loan RB, FRN, Sr. Sub-Ser. Z-1,
2.35%, 06/01/2039	10,000,000	10,000,000
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College:
5.40%, 12/01/2009, (Insd. by MBIA)	1,845,000	1,965,165
5.625%, 12/01/2027, (Insd. by MBIA)	2,000,000	2,125,580

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB: continued
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	$1,605,000	$1,700,305
Univ. of Pennsylvania, Ser. B:
5.55%, 09/01/2009	2,725,000	2,760,834
5.60%, 09/01/2010	2,145,000	2,173,657
5.85%, 09/01/2013	3,740,000	3,793,893
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. N:
5.80%, 06/15/2024, (Insd. by MBIA)	3,500,000	3,630,270
5.875%, 06/15/2021, (Insd. by MBIA)	4,000,000	4,152,400
Lasalle Univ., 5.625%, 05/01/2017	1,000,000	1,037,610
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,663,832
Temple Univ., Ser. A, 5.25%, 04/01/2016	2,290,000	2,429,209
Thomas Jefferson Univ.:
5.50%, 01/01/2015	1,280,000	1,386,381
5.50%, 01/01/2018	1,000,000	1,075,580
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Asset Assurance, Inc.)	3,000,000	3,172,680
5.50%, 01/01/2024, (Liq.: Radian Asset Assurance, Inc.)	1,000,000	1,061,130
5.85%, 01/01/2017	2,755,000	2,944,957
Widener Univ.:
5.00%, 07/15/2026	750,000	757,762
5.00%, 07/15/2039	2,000,000	1,999,200
5.25%, 07/15/2024	1,000,000	1,026,960
5.40%, 07/15/2036	5,500,000	5,677,100
Pennsylvania Pub. Sch. Bldg. Auth. RB:
Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	5,000,000	5,386,500
6.00%, 02/01/2017	2,690,000	3,005,806
Harrisburg Area Cmty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,344,731
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	515,000	535,487
6.00%, 10/01/2029	1,000,000	1,016,110
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B:
6.25%, 05/01/2005, (Insd. by MBIA)	1,135,000	1,138,677
6.25%, 05/01/2006, (Insd. by MBIA)	1,205,000	1,249,465
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,919,595
Cmnty. College of Philadelphia, 5.50%, 05/01/2016, (Insd. by AMBAC)	1,250,000	1,371,838
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	150,000	152,736

		111,977,224

ELECTRIC REVENUE 1.2%
Indiana Cnty., PA IDA PCRRB, PA Elec. Co. Proj., 5.35%, 11/01/2010,
(Insd. by MBIA)	9,600,000	10,525,440

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 8.7%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	$2,090,000	$2,123,921
Allegheny Cnty., PA GO:
Prerefunded, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	830,000	917,540
Unrefunded, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,224,418
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	2,330,000	2,558,806
5.50%, 04/15/2018	1,000,000	1,096,990
5.50%, 04/15/2019	2,590,000	2,840,349
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	3,750,000	4,112,475
5.50%, 05/15/2018	2,000,000	2,190,720
5.50%, 05/15/2019	1,500,000	1,643,040
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	2,300,000	2,526,527
5.50%, 06/01/2016	2,000,000	2,196,980
Chester Cnty., PA GO:
5.50%, 11/15/2017	2,280,000	2,506,336
5.50%, 11/15/2018	2,405,000	2,640,810
5.50%, 11/15/2019	2,535,000	2,783,557
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	2,055,000	2,264,322
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	1,055,000	1,152,788
5.50%, 11/15/2016	1,110,000	1,212,886
5.50%, 11/15/2017	1,170,000	1,277,207
5.50%, 11/15/2018	1,240,000	1,352,307
Delaware Cnty., PA GO, 5.50%, 10/01/2015	310,000	313,894
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2014	2,000,000	2,235,140
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	1,105,000	1,229,578
Loyalsock Township, PA Sch. Dist. GO, 5.375%, 11/01/2017, (Insd. by MBIA)	855,000	930,676
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	3,545,000	3,931,972
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	1,525,000	1,662,006
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	875,000	894,862
Philadelphia, PA Sch. Dist. GO, Ser. B:
5.50%, 09/01/2025	4,000,000	4,091,400
5.625%, 08/01/2018	2,500,000	2,717,775
5.625%, 08/01/2019	1,000,000	1,085,140
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%,
05/01/2019	1,090,000	1,160,534
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	2,855,000	3,065,727
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	5,016,846
Springfield, PA Sch. Dist. GO, Refunding, Delaware Cnty. Impt.:
5.50%, 03/15/2016	1,000,000	1,095,990
5.50%, 03/15/2018	2,585,000	2,873,693
Tredyffrin-Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	2,140,000	2,359,436
5.50%, 02/15/2017	1,520,000	1,675,861
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	2,065,000	2,144,337

		77,106,846

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 7.7%
Pennsylvania GO:
Ser. 1:
6.00%, 01/15/2012	$2,705,000	$3,048,021
6.00%, 01/15/2014	3,105,000	3,498,745
6.00%, 01/15/2015	9,605,000	10,823,010
6.00%, 01/15/2016	9,805,000	11,048,372
Ser. 2:
5.50%, 05/01/2017	3,500,000	3,894,590
5.75%, 10/01/2014	11,725,000	13,039,138
5.75%, 10/01/2017	5,000,000	5,560,400
5.75%, 10/01/2018	1,000,000	1,112,080
6.00%, 07/01/2005	25,000	25,230
6.25%, 07/01/2010	5,000,000	5,671,850
6.25%, 07/01/2011	5,060,000	5,807,210
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,634,377

		68,163,023

HOSPITAL 17.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Presbyterian Univ. Hosp., Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	1,000,000	1,000,000
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,968,139
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%,
07/01/2008	2,550,000	2,515,039
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%,
07/01/2018	1,000,000	1,055,300
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%,
10/01/2014	2,110,000	2,375,206
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,070,130
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj.:
5.00%, 12/01/2011	935,000	975,448
5.00%, 12/01/2026	2,500,000	2,454,725
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%,
05/15/2017, (Insd. by MBIA)	1,000,000	1,051,330
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys., Ser. A, 5.50%,
08/15/2010	1,685,000	1,786,875
Horizon Hosp. Sys. Auth., PA Hosp. RB, Horizon Hosp. Sys., Inc., 6.35%,
05/15/2026	3,650,000	3,790,489
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	705,000	773,103
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	6,560,000	7,010,410
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 5.00%,
11/15/2018	2,000,000	1,978,680
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A:
5.875%, 07/01/2015, (Insd. by MBIA)	2,245,000	2,305,211
7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	3,025,875
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.50%, 11/01/2032	6,500,000	6,715,995

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Maryland Hlth. & Higher Edl. Facs. RB, Carroll Cnty. Gen. Hosp., 6.00%,
07/01/2018	$250,000	$268,720
Medical Univ. of SC, Hosp. Auth. Facs. RRB, Ser. A, 5.25%, 08/15/2021,
(Insd. by MBIA)	3,000,000	3,189,210
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB:
Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	13,931,845
Hlth. Sys., Catholic Hlth. East, Ser. C, 5.50%, 11/15/2024	1,565,000	1,633,938
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,533,408
5.625%, 07/01/2032	1,000,000	1,028,040
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	3,203,370
Ser. B, 5.875%, 11/15/2021	3,550,000	3,755,758
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A:
5.60%, 01/01/2010	2,525,000	2,605,548
5.70%, 01/01/2011	1,100,000	1,135,904
6.00%, 01/01/2007	1,000,000	1,034,850
Ser. B:
5.50%, 01/01/2009	1,520,000	1,556,115
5.70%, 01/01/2011	4,460,000	4,592,685
5.75%, 01/01/2017	4,000,000	4,132,040
UPMC Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,514,724
6.25%, 01/15/2017	4,000,000	4,481,480
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser A:
5.125%, 05/15/2011	3,395,000	3,566,855
5.125%, 05/15/2012	3,555,000	3,716,717
5.125%, 05/15/2018	8,850,000	9,223,647
5.25%, 05/15/2013	3,045,000	3,208,242
5.25%, 05/15/2014	7,390,000	7,700,897
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl.,
6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,322,085
Puerto Rico Pub. Bldgs. Auth. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,952,046
South Central, PA Gen. Auth. RB, Wellspan Hlth. Obl., 5.375%, 05/15/2028	9,000,000	9,341,550
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,516,294
6.25%, 06/01/2022	1,750,000	1,902,023

		153,899,946

HOUSING 2.5%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	805,000	845,830
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	1,135,000	1,175,678
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,000,000	1,110,840

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	$1,075,000	$1,121,977
Ser. 65-A, 5.20%, 10/01/2018	5,000,000	5,136,750
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,544,358
Ser. 70-A, 5.80%, 10/01/2021	1,000,000	1,000,000
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,416,740
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,840,387

		22,192,560

INDUSTRIAL DEVELOPMENT REVENUE 3.8%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj., 5.60%, 07/01/2023	1,000,000	1,047,470
Bradford Cnty., PA IDA Solid Wst. Disposal RRB, International Paper Co. Proj.,
Ser. A, 4.70%, 03/01/2019	11,000,000	10,639,420
Mississippi Business Fin. Corp. PCRRB, MS Pwr. Co. Proj., FRN, 2.40%,
09/01/2028	4,148,000	4,148,000
Pennsylvania EDFA Solid Wst. Disposal RB, Waste Management, Inc. Proj., Ser. A,
4.70%, 11/01/2021	7,500,000	7,403,025
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,912,404
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,208,920

		33,359,239

LEASE 3.0%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed.:
5.25%, 12/01/2020	2,745,000	2,855,239
5.25%, 12/01/2024	8,485,000	8,752,532
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,961,219
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,727,447
Philadelphia, PA Auth. for Indl. Dev. Lease RB, Ser. B:
5.50%, 10/01/2014, (Insd. by FSA)	4,000,000	4,398,240
5.50%, 10/01/2019, (Insd. by FSA)	2,225,000	2,435,196
York Cnty., PA Sch. Tech. Auth. Lease RB, 5.50%, 02/15/2021, (Insd. by FGIC)	1,205,000	1,324,271

		26,454,144

MISCELLANEOUS REVENUE 5.2%
Center City Dist., PA Business Impt. Spl. Assmt. RB:
5.45%, 12/01/2006, (Insd. by AMBAC)	1,085,000	1,127,977
5.55%, 12/01/2007, (Insd. by AMBAC)	1,145,000	1,191,098
5.60%, 12/01/2008, (Insd. by AMBAC)	1,210,000	1,259,114
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office, 6.00%,
01/01/2025	4,000,000	3,587,480
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017,
(Insd. by AMBAC)	2,000,000	2,235,320
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%,
06/01/2025	2,560,000	2,461,158

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	$ 8,500,000	$9,340,820
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,714,346
5.80%, 01/01/2008, (Insd. by AMBAC)	2,215,000	2,373,793
Pennsylvania IDA EDRB: continued
5.80%, 07/01/2009, (Insd. by AMBAC)	250,000	274,477
7.00%, 01/01/2006, (Insd. by AMBAC)	2,000,000	2,064,220
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia
Funding Program:
5.25%, 06/15/2011, (Insd. by FGIC)	2,000,000	2,135,420
5.50%, 06/15/2016, (Insd. by FGIC)	500,000	514,650
5.60%, 06/15/2012, (Insd. by FGIC)	3,665,000	3,784,186
5.625%, 06/15/2013, (Insd. by FGIC)	3,000,000	3,098,430
Pennsylvania Pub. Sch. Bldg. Auth. RRB, Montgomery Cnty. Cmnty. College, Ser. B,
5.60%, 11/01/2005	1,260,000	1,282,844
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,093,140
5.50%, 04/15/2017	1,000,000	1,091,860
5.50%, 04/15/2020	925,000	1,005,235
5.50%, 04/15/2022	500,000	543,370
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	1,000,000	1,140,390
South Central, PA Gen. Auth. RB, Ser. A, 4.50%, 06/01/2030, (Insd. by AMBAC)	3,000,000	3,108,330

		46,427,658

PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,191,020
5.50%, 03/01/2017	3,750,000	4,103,400
Delaware River Port Auth. of PA & NJ RB, 5.40%, 01/01/2016, (Insd. by FGIC)	865,000	897,619
Delaware River Port Auth. of PA & NJ RRB, Port Dist. Proj., Ser. A, 5.50%,
01/01/2018, (Insd. by FSA)	3,425,000	3,732,394

		10,924,433

PRE-REFUNDED 15.1%
Abington, PA Sch. Dist. GO, Ser. A:
5.625%, 05/15/2020	2,000,000	2,039,480
5.75%, 05/15/2025	2,000,000	2,041,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009, (Insd. by AMBAC)	1,865,000	1,965,803
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,590,453
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,573,558
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,100,040
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,408,922
Allegheny Cnty., PA Port Auth. Trans. RB:
6.25%, 03/01/2017	5,000,000	5,603,150
6.375%, 03/01/2014	5,500,000	6,188,600
6.375%, 03/01/2015	4,750,000	5,344,700
Allentown, PA GO, Refunding, 5.65%, 07/15/2010	170,000	186,895

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	$2,880,000	$3,191,098
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010, (Insd. by FGIC)	1,105,000	1,122,039
5.75%, 10/01/2015, (Insd. by FGIC)	2,000,000	2,033,300
Bucks Cnty., PA St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A,
5.00%, 12/01/2018	5,000,000	5,321,800
Cambria Cnty., PA GO:
5.50%, 08/15/2016, (Insd. by FGIC)	2,375,000	2,556,094
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	775,000	793,135
Charleston Cnty., SC GO, Refunding & Capital Impt., 5.25%, 05/01/2019	1,765,000	1,917,214
Chester Cnty., PA GO, Refunding, Ser. B, 5.625%, 11/15/2016	4,290,000	4,374,685
Delaware Cnty., PA GO:
5.50%, 10/01/2015	2,385,000	2,421,777
5.55%, 10/01/2010	1,750,000	1,823,097
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	15,000	16,338
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	155,000	155,547
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	875,000	963,830
5.375%, 11/01/2018, (Insd. by MBIA)	1,510,000	1,663,295
5.375%, 11/01/2019, (Insd. by MBIA)	1,855,000	2,043,320
Medical Univ. of South Carolina Hosp. Auth. Facs. RRB, Ser. A, 6.00%, 08/15/2013	1,605,000	1,841,208
Neshaminy, PA Wtr. Resources Auth. RB, 5.40%, 03/01/2013	1,255,000	1,344,933
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	1,560,000	1,766,700
5.75%, 10/01/2017	3,270,000	3,703,275
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	1,030,000	1,148,182
6.00%, 04/01/2012, (Insd. by FGIC)	1,090,000	1,215,067
6.25%, 04/01/2013, (Insd. by FGIC)	1,155,000	1,300,669
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	1,535,000	1,576,952
5.65%, 09/01/2011	2,125,000	2,184,032
5.70%, 09/01/2012	2,250,000	2,313,517
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016,
(Insd. by FGIC)	8,500,000	10,138,375
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB:
Bryn Mawr College, 5.40%, 12/01/2009, (Insd. by MBIA)	605,000	648,015
Drexel Univ., 5.20%, 05/01/2009, (Insd. by MBIA)	460,000	490,084
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 05/01/2013, (Insd. by MBIA)	1,610,000	1,822,407
Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	5,260,000	5,295,768
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RB, Philadelphia Funding
Program, 6.75%, 06/15/2021, (Insd. by FGIC)	1,650,000	1,665,031
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Sub. Ser. B, 5.25%,
12/01/2016, (Insd. by AMBAC)	355,000	380,837
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	519,280

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, Ser. A:
5.40%, 09/01/2012, (Insd. by FGIC)	$2,845,000	$2,880,676
5.50%, 09/01/2013, (Insd. by FGIC)	2,715,000	2,750,159
Pittsburgh, PA Wtr. & Swr. Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	1,000,000	1,170,600
Pleasant Valley, PA Sch. Dist. GO, 5.60%, 11/15/2014, (Insd. by FGIC)	850,000	866,643
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	8,245,000	9,405,566
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	3,000,000	3,323,670
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	2,295,000	2,436,143
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	105,000	106,358
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	1,500,000	1,682,460
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	2,405,000	2,443,865
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	1,000,000	1,039,480
Ser. A, 5.80%, 08/01/2024, (Insd. by FGIC)	2,500,000	2,601,950

		134,501,072

RESOURCE RECOVERY 3.3%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	3,400,000	3,471,060
Harrisburg, PA Auth. Resources Recovery Facs. RB, Ser. D-1, 4.00%, 12/01/2033,
(Insd. by FSA)	11,200,000	11,471,376
Pennsylvania EDFA RB, Colver Proj., Ser. D:
7.05%, 12/01/2010	1,750,000	1,790,827
7.125%, 12/01/2015	6,700,000	6,856,713
7.15%, 12/01/2018	5,800,000	5,937,808

		29,527,784

SALES TAX 1.5%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	12,295,000	12,786,800

SPECIAL TAX 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,219,744
Ser. B, 6.40%, 12/15/2018	4,030,000	4,459,598
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,054,920
5.50%, 10/01/2013	1,000,000	1,047,390
5.50%, 10/01/2018	500,000	519,315
5.50%, 10/01/2022	1,000,000	1,035,020
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.625%, 10/01/2025	2,250,000	2,334,848

		12,670,835

TOBACCO REVENUE 2.1%
Badger Tobacco Asset Securitization Corp., WI RB, 6.125%, 06/01/2027	4,955,000	5,030,465
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	13,470,000	13,692,928

		18,723,393

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 2.9%
Allegheny Cnty., PA Port Auth. RB, 5.50%, 03/01/2015	$ 1,000,000	$1,095,510
Harrisburg, PA Parking Auth. RRB, Ser. O, 5.25%, 08/01/2013, (Insd. by AMBAC)	1,230,000	1,351,979
Jacksonville, FL Metro. Parking Solutions Proj. IDRB, 5.50%, 10/01/2030	1,000,000	1,026,480
Pennsylvania Turnpike Commission Oil Franchise Tax RB, Ser. B, 5.25%,
12/01/2016, (Insd. by AMBAC)	165,000	176,771
Pennsylvania Turnpike Commission RB:
5.375%, 07/15/2019, (Insd. by AMBAC)	2,965,000	3,216,462
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,181,460
Pennsylvania Turnpike Commission RRB, Ser. S:
5.50%, 06/01/2015	6,425,000	7,057,798
5.625%, 06/01/2014	3,595,000	4,003,284
5.625%, 06/01/2014, (Insd. by FGIC)	2,485,000	2,754,051
Southeastern, PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,684,775

		25,548,570

WATER & SEWER 5.2%
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.50%, 12/01/2020	3,865,000	4,234,378
5.50%, 12/01/2030	5,375,000	5,826,231
5.75%, 12/01/2014	2,390,000	2,666,379
Allegheny Cnty., PA Sanitation Auth. Swr. RRB, 5.375%, 12/01/2018	2,080,000	2,264,142
Delaware Cnty., PA Regl. Wtr. Quality Ctl. Auth. RB, 5.50%, 05/01/2015	2,540,000	2,793,975
North Pennsylvania Wtr. Auth. RB, 5.75%, 11/01/2018, (Insd. by FGIC)	3,705,000	3,766,244
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	4,530,000	4,598,086
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	1,805,000	1,901,766
5.50%, 09/01/2010, (Insd. by MBIA)	2,140,000	2,257,679
Philadelphia, PA Wtr. & Wstwtr. RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,625,160
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, 5.50%, 12/01/2015, (Insd. by AMBAC)	3,100,000	3,405,319
University of Pittsburgh, PA RB, Area Joint Swr. Auth., 5.25%, 11/01/2014,
(Insd. by MBIA)	4,355,000	4,798,165
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	1,835,000	1,933,888
5.25%, 07/01/2009	1,370,000	1,446,542

		46,517,954

Total Municipal Obligations (cost $827,512,824)		868,642,933

	Shares	Value

SHORT-TERM INVESTMENTS 0.4%
MUTUAL FUND SHARES 0.4%
Evergreen Institutional Municipal Money Market Fund ø (cost $3,890,343)	3,890,343	3,890,343

Total Investments (cost $831,403,167) 98.2%		872,533,276
Other Assets and Liabilities 1.8%		16,031,996

Net Assets 100.0%		$888,565,272

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	GO	General Obligation
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
EDA	Economic Development Authority	IDA	Industrial Development Authority
EDFA	Economic Development Finance Authority	IDRB	Industrial Development Revenue Bond
EDRB	Economic Development Revenue Bond	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FHA	Federal Housing Authority	PCRRB	Pollution Control Refunding Revenue Bond
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of March 31, 2005:
Pennsylvania	88.7%
South Carolina	3.9%
Puerto Rico	1.9%
District of Columbia	1.6%
U.S. Virgin Islands	1.1%
Wisconsin	0.6%
Mississippi	0.5%
New Jersey	0.4%
Georgia	0.4%
Virginia	0.3%
Michigan	0.1%
Florida	0.1%
Non-state specific	0.4%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
March 31, 2005 (unaudited):
AAA	55.8%
AA	16.3%
A	14.2%
BBB	11.4%
NR	2.3%

100.0%

The following table shows the percent of total bonds by maturity as of March 31, 2005 (unaudited):
Less than 1 year	7.4%
1 to 3 year(s)	2.4%
3 to 5 years	9.2%
5 to 10 years	23.6%
10 to 20 years	46.2%
20 to 30 years	10.3%
30+ years	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Assets
Investments in securities, at value (cost $831,403,167)	$872,533,276
Receivable for securities sold	5,269,043
Receivable for Fund shares sold	123,297
Interest receivable	13,637,542
Prepaid expenses and other assets	463,584

Total assets	892,026,742

Liabilities
Dividends payable	3,141,724
Payable for Fund shares redeemed	242,344
Advisory fee payable	6,013
Distribution Plan expenses payable	835
Due to other related parties	2,546
Accrued expenses and other liabilities	68,008

Total liabilities	3,461,470

Net assets	$888,565,272

Net assets represented by
Paid-in capital	$870,377,566
Overdistributed net investment income	(263,543)
Accumulated net realized losses on securities	(22,678,860)
Net unrealized gains on securities	41,130,109

Total net assets	$888,565,272

Net assets consists of
Class A	$60,367,282
Class B	36,840,841
Class C	13,453,265
Class I	777,903,884

Total net assets	$888,565,272

Shares outstanding
Class A	5,304,969
Class B	3,249,015
Class C	1,184,393
Class I	68,366,463

Net asset value per share
Class A	$11.38
Class A — Offering price (based on sales charge of 4.75%)	$11.95
Class B	$11.34
Class C	$11.36
Class I	$11.38

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

Investment income
Interest	$44,680,280

Expenses
Advisory fee	2,221,125
Distribution Plan expenses
Class A	188,603
Class B	392,059
Class C	148,370
Administrative services fee	902,443
Transfer agent fees	104,015
Trustees’ fees and expenses	13,054
Printing and postage expenses	29,390
Custodian and accounting fees	263,257
Registration and filing fees	38,475
Professional fees	21,201
Other	15,805

Total expenses	4,337,797
Less: Expense reductions	(8,466)
Expense reimbursements	(4,896)

Net expenses	4,324,435

Net investment income	40,355,845

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(5,179,500)
Net change in unrealized gains or losses on securities	(17,874,198)

Net realized and unrealized gains or losses on securities	(23,053,698)

Net increase in net assets resulting from operations	$17,302,147

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2005		2004

Operations
Net investment income		$40,355,845		$41,257,308
Net realized losses on securities		(5,179,500)		(79,997)
Net change in unrealized gains or losses
on securities		(17,874,198)		2,783,077

Net increase in net assets resulting from
operations		17,302,147		43,960,388

Distributions to shareholders from
Net investment income
Class A		(2,663,925)		(2,877,473)
Class B		(1,385,567)		(1,526,892)
Class C		(524,522)		(561,964)
Class I		(35,678,948)		(36,277,335)

Total distributions to shareholders		(40,252,962)		(41,243,664)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,098,720	12,591,714	2,046,961	23,868,245
Class B	269,240	3,108,780	706,534	8,240,442
Class C	129,500	1,496,940	366,268	4,275,882
Class I	7,104,636	81,330,649	8,180,750	94,947,084

		98,528,083		131,331,653

Net asset value of shares issued in
reinvestment of distributions
Class A	125,180	1,434,559	120,676	1,402,134
Class B	73,899	843,728	81,061	937,530
Class C	31,294	357,887	33,059	382,993
Class I	57,862	662,980	68,283	793,375

		3,299,154		3,516,032

Automatic conversion of Class B shares
to Class A shares
Class A	107,290	1,225,668	162,524	1,891,307
Class B	(107,672)	(1,225,668)	(163,249)	(1,891,307)

		0		0

Payment for shares redeemed
Class A	(1,878,098)	(21,472,861)	(2,153,047)	(24,974,254)
Class B	(632,777)	(7,223,572)	(733,039)	(8,460,857)
Class C	(398,990)	(4,551,343)	(310,913)	(3,611,463)
Class I	(8,059,020)	(92,353,241)	(8,113,734)	(94,464,373)

		(125,601,017)		(131,510,947)

Net increase (decrease) in net assets
resulting from capital share transactions		(23,773,780)		3,336,738

Total increase (decrease) in net assets		(46,724,595)		6,053,462
Net assets
Beginning of period		935,289,867		929,236,405

End of period	$ 888,565,272		$ 935,289,867

Overdistributed net investment income		$(263,543)		$(366,426)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.315% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC reimbursed expenses in the amount of $177. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $4,719.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual

NOTES TO FINANCIAL STATEMENTS continued

rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2005, EIS received $7,483 from the sale of Class A shares and $65,829 and $8,078 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $245,507,152 and $274,922,122, respectively, for the year ended March 31, 2005.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $831,403,167. The gross unrealized appreciation and depreciation on securities based on tax cost was $43,008,902 and $1,878,793, respectively, with a net unrealized appreciation of $41,130,109.

As of March 31, 2005, the Fund had $18,937,862 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2012	2013

$281,543	$15,348,753	$1,869,064	$ 1,438,502

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2005, the Fund incurred and will elect to defer post-October losses of $3,740,998.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed		Capital Loss
Exempt-Interest	Unrealized	Carryovers and
Income	Appreciation	Post-October Losses

$ 263,543	$ 41,130,109	$ 22,678,860

The tax character of distributions paid was as follows:

	Year Ended March 31,

	2005	2004

Ordinary Income	$136,110	$134,006
Exempt-Interest Income	40,116,852	41,109,658

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Bond Fund, a series of Evergreen Municipal Trust, as of March 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Bond Fund, as of March 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 18, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended March 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.66% ..

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566394 rv2 5/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 5 series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2005 and March 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$87,984	$82,957
Audit-related fees (1)	0	0

Audit and audit-related fees	87,984	82,957
Tax fees (2)	4,714	16,525
All other fees	0	0

Total fees	$92,698	$99,482

(1) Audit-related fees consists principally of fees for agreed-upon procedures related to fund mergers.

(2) Tax fees consists of fees for tax consultation, tax compliance and tax review for fund mergers.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: May 27, 2005